THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 49.9%

	Face Amount	Value
COMMUNICATION SERVICES — 2.1%
AT&T 3.550%, 06/01/24	$680,000	$736,366
Charter Communications Operating 4.464%, 07/23/22	480,000	504,245
Cox Communications 2.950%, 06/30/23(A)	562,000	590,990
Discovery Communications 3.500%, 06/15/22(A)	180,000	186,090
Verizon Communications 2.946%, 03/15/22	250,000	257,413
Vodafone Group 1.213%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	203,218

		2,478,322

CONSUMER DISCRETIONARY — 0.8%
Ford Motor Credit 1.048%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	449,173
General Motors Financial 4.250%, 05/15/23	555,000	596,975

		1,046,148

CONSUMER STAPLES — 6.4%
7-Eleven 0.800%, 02/10/24(A)	1,230,000	1,231,616
Bunge Finance 3.000%, 09/25/22	540,000	560,162
Campbell Soup 8.875%, 05/01/21	72,000	73,544
0.847%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	411,277
Coca-Cola European Partners 4.500%, 09/01/21	720,000	730,985
Conagra Brands 4.300%, 05/01/24	480,000	534,195
Constellation Brands 4.750%, 11/15/24	460,000	528,710
General Mills 1.233%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	498,247
Kellogg 2.750%, 03/01/23	300,000	314,279
Keurig Dr Pepper 4.057%, 05/25/23	490,000	529,564
Molson Coors Beverage 3.500%, 05/01/22	520,000	539,496
Mondelez International Holdings Netherlands BV 2.000%, 10/28/21(A)	500,000	505,553
Nestle Holdings 0.375%, 01/15/24(A)	590,000	589,877

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Suntory Holdings 2.550%, 06/28/22(A)	$500,000	$513,351
Tyson Foods 2.250%, 08/23/21	360,000	363,968

		7,924,824

ENERGY — 3.5%
Chevron USA 7.250%, 10/15/23	500,000	585,069
Energen 4.625%, 09/01/21	500,000	505,096
Gray Oak Pipeline 2.000%, 09/15/23(A)	575,000	584,272
Halliburton 3.500%, 08/01/23	26,000	27,668
MarkWest Energy Partners 4.500%, 07/15/23	575,000	605,735
Ovintiv 3.900%, 11/15/21	416,000	420,561
Pioneer Natural Resources 0.750%, 01/15/24	615,000	615,135
Plains All American Pipeline 3.650%, 06/01/22	500,000	514,867
Western Midstream Operating 5.375%, 06/01/21	500,000	500,625

		4,359,028

FINANCIALS — 18.9%
Ally Financial 4.625%, 05/19/22	240,000	252,368
3.875%, 05/21/24	890,000	970,861
Ansett Worldwide Aviation Services Leasing 4.870%, 07/17/21(A)(B)	681,042	690,488
Ares Capital 3.625%, 01/19/22	500,000	513,043
Associated Bank 3.500%, 08/13/21	500,000	507,014
Bank of America MTN 3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	560,000	595,582
Bank of Nova Scotia 2.000%, 11/15/22	500,000	515,771
BBVA USA 2.500%, 08/27/24	500,000	531,443
BlackRock TCP Capital 4.125%, 08/11/22	465,000	485,262
Canadian Imperial Bank of Commerce 2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/23	750,000	774,815
Capital One 2.150%, 09/06/22	500,000	513,591

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Charles Schwab 7.000%, VAR ICE LIBOR USD 3 Month+4.820%(C)	$410,000	$430,500
CIT Group 5.000%, 08/15/22	685,000	724,388
Citigroup 1.322%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	955,000	970,433
Citizens Bank 3.250%, 02/14/22	250,000	256,945
1.043%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	252,048
Daimler Finance North America 2.300%, 02/12/21(A)	165,000	165,089
Discover Financial Services 3.850%, 11/21/22	475,000	503,530
E*TRADE Financial 2.950%, 08/24/22	725,000	751,585
First Horizon National 3.550%, 05/26/23	540,000	573,136
First Republic Bank 1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/24	850,000	874,740
Goldman Sachs Group 0.857%, VAR United States Secured Overnight Financing Rate+0.790%, 12/09/26	570,000	571,382
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/23	600,000	600,667
KeyBank 1.250%, 03/10/23	550,000	560,739
Main Street Capital 4.500%, 12/01/22	415,000	435,472
Morgan Stanley MTN 4.100%, 05/22/23	760,000	819,668
National Bank of Canada MTN 0.550%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.400%, 11/15/24	1,225,000	1,225,386
New York Life Global Funding 1.100%, 05/05/23(A)	415,000	422,217
People’s United Financial 3.650%, 12/06/22	470,000	491,660
PNC Financial Services Group 6.750%, VAR ICE LIBOR USD 3 Month+3.678%(C)	420,000	426,825
Royal Bank of Canada MTN 0.898%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	506,126
0.500%, 10/26/23	655,000	656,990
Santander Holdings USA 3.700%, 03/28/22	250,000	258,132
3.400%, 01/18/23	510,000	534,965

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Synchrony Financial 2.850%, 07/25/22	$745,000	$768,799
Synovus Bank 2.289%, VAR United States Secured Overnight Financing Rate+0.945%, 02/10/23	500,000	506,687
Synovus Financial 3.125%, 11/01/22	250,000	259,076
Toyota Motor Credit MTN 0.500%, 08/14/23	500,000	501,804
Trinity Acquisition 4.625%, 08/15/23	117,000	128,422
Truist Bank 2.800%, 05/17/22	500,000	515,342
Willis Towers Watson 5.750%, 03/15/21	470,000	472,947
Zions Bancorp 3.500%, 08/27/21	750,000	762,744

		23,278,682

HEALTH CARE — 0.1%
Zimmer Biomet Holdings 0.989%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	122,000	122,018

INDUSTRIALS — 7.1%
AerCap Ireland Capital DAC 4.875%, 01/16/24	270,000	296,577
Air Lease MTN 0.700%, 02/15/24	615,000	609,928
American Airlines Pass-Through Trust, Ser 2015-1 3.700%, 05/01/23	342,382	308,211
APT Pipelines 3.875%, 10/11/22(A)	480,000	502,955
CNH Industrial Capital 4.200%, 01/15/24	475,000	521,741
Cytec Industries 3.500%, 04/01/23	500,000	526,209
Delta Air Lines 4.500%, 10/20/25(A)	595,000	635,588
3.625%, 03/15/22	500,000	509,249
Georgia-Pacific 0.625%, 05/15/24(A)	600,000	601,394
Johnson Controls 4.250%, 03/01/21	450,000	451,172
Lennox International 3.000%, 11/15/23	500,000	527,110
Penske Truck Leasing Lp 4.125%, 08/01/23(A)	495,000	536,000
Pentair Finance Sarl 3.150%, 09/15/22	830,000	849,398
Roper Technologies 0.450%, 08/15/22	570,000	571,127

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Ryder System MTN 2.875%, 06/01/22	$730,000	$ 751,992
Westinghouse Air Brake Technologies 4.400%, 03/15/24	480,000	527,809

		8,726,460

INFORMATION TECHNOLOGY — 1.3%
Apple 0.750%, 05/11/23	440,000	445,573
Infor 1.450%, 07/15/23(A)	540,000	549,639
Microchip Technology 0.972%, 02/15/24(A)	590,000	590,268

		1,585,480

MATERIALS — 3.1%
Berry Global 0.950%, 02/15/24(A)	600,000	601,428
Celanese US Holdings 3.500%, 05/08/24	815,000	882,084
CF Industries 3.400%, 12/01/21(A)	250,000	255,478
Mosaic 3.250%, 11/15/22	500,000	521,622
NewMarket 4.100%, 12/15/22	480,000	509,521
Nutrition & Biosciences 0.697%, 09/15/22(A)	590,000	591,482
Vulcan Materials 0.875%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	445,000	445,138

		3,806,753

REAL ESTATE — 2.8%
American Tower 0.600%, 01/15/24	925,000	926,033
CC Holdings GS V 3.849%, 04/15/23	530,000	567,732
Jones Lang LaSalle 4.400%, 11/15/22	450,000	475,296
Kimco Realty 3.125%, 06/01/23	192,000	202,087
Rayonier 3.750%, 04/01/22	820,000	843,682
Vornado Realty 3.500%, 01/15/25	420,000	447,338

		3,462,168

UTILITIES — 3.8%
Alliant Energy Finance 3.750%, 06/15/23(A)	500,000	535,459
Dominion Energy 4.104%, 04/01/21	460,000	462,906
DTE Energy 3.850%, 12/01/23	810,000	875,634

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Duquesne Light Holdings 5.900%, 12/01/21(A)	$254,000	$264,101
Evergy 5.292%, 06/15/22	450,000	473,627
Exelon 3.497%, 06/01/22	720,000	747,153
FirstEnergy 4.250%, 03/15/23	510,000	536,291
LG&E & KU Energy 4.375%, 10/01/21	250,000	254,029
PPL Capital Funding 3.500%, 12/01/22	500,000	523,319

		4,672,519

Total Corporate Obligations (Cost $60,269,651)		61,462,402
U.S. TREASURY OBLIGATIONS — 32.8%
U.S. Treasury Notes 1.750%, 03/31/22	16,265,000	16,573,781
1.750%, 07/15/22	3,250,000	3,327,188
1.125%, 08/31/21	4,360,000	4,385,717
0.125%, 05/15/23	13,150,000	13,144,863
0.125%, 07/15/23	3,000,000	2,998,242

Total U.S. Treasury Obligations (Cost $40,011,552)		40,429,791
ASSET-BACKED SECURITIES — 10.4%
610 Funding CLO II, Ser 2016- 1RA, Cl A1R 1.714%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	455,000	454,809
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2 2.630%, 06/20/24 (A)	368,064	374,777
Capital Automotive REIT, Ser 2014-1A, Cl A 3.660%, 10/15/44 (A)	147,557	147,692
Carvana Auto Receivables Trust, Ser 2019-3A, Cl B 2.510%, 04/15/24 (A)	1,000,000	1,017,564
Colony American Finance, Ser 2016-1, Cl C 4.638%, 06/15/48 (A)	31,104	31,069
CoreVest American Finance Trust, Ser 2017-1, Cl D 4.358%, 10/15/49 (A)	258,000	264,727
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I 1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/47 (A)	323,980	324,291

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2 3.200%, 01/25/40 (A)	$ 306,139	$ 308,890
Drug Royalty III, Ser 2017-1A, Cl A1 2.741%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	27,535	27,534
Drug Royalty III, Ser 2018-1A, Cl A2 4.270%, 10/15/31 (A)	288,311	296,881
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl B 2.650%, 09/15/24	330,000	340,521
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl B 1.560%, 07/22/24	380,000	387,856
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR 1.298%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27 (A)	183,349	183,277
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A2 1.900%, 04/15/22	342,301	343,359
Honda Auto Receivables Owner Trust, Ser 2019-4, Cl A3 1.830%, 01/18/24	850,000	866,894
Invitation Homes, Ser 2018-SFR2, Cl A 1.026%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37 (A)	43,009	43,036
Invitation Homes, Ser 2018-SFR3, Cl A 1.129%, VAR ICE LIBOR USD 1 Month+1.000%, 07/17/37 (A)	616,600	618,819
Magnetite XVIII, Ser 2018-18A, Cl AR 1.301%, VAR ICE LIBOR USD 3 Month+1.080%, 11/15/28 (A)	520,000	519,396
Master Credit Card Trust II, Ser 2018-1A, Cl C 3.737%, 07/21/24 (A)	675,000	708,770
MMAF Equipment Finance, Ser 2017-AA, Cl A5 2.680%, 07/16/27 (A)	230,000	238,587
Nassau, Ser 2017-IIA, Cl AF 3.380%, 01/15/30 (A)	535,000	536,318
New Residential Mortgage, Ser 2018-FNT2, Cl A 3.790%, 07/25/54 (A)	580,703	582,623
Progress Residential Trust, Ser 2018-SFR1, Cl C 3.684%, 03/17/35 (A)	470,000	470,940
RR 9, Ser 2020-9A, Cl A1F 3.360%, 04/15/31 (A)	530,000	531,719

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SCF Equipment Leasing, Ser 2019-1A, Cl B 3.490%, 01/20/26 (A)	$ 900,000	$ 904,085
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A 2.430%, 10/20/33 (A)	133,346	134,498
SoFi Professional Loan Program, Ser 2015-C, Cl B 3.580%, 08/25/36 (A)	298,101	299,854
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1 3.000%, 11/25/58 (A)(D)	330,719	339,096
Verizon Owner Trust, Ser 2020-A, Cl A1A 1.850%, 07/22/24	635,000	650,157
Wellfleet CLO, Ser 2016-2A, Cl A1R 1.364%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/28 (A)	481,525	481,419
Zais CLO 8, Ser 2018-1A, Cl A 1.191%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/29 (A)	461,284	459,223

Total Asset-Backed Securities (Cost $12,675,008)		12,888,681

MORTGAGE-BACKED SECURITIES — 5.1%
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C 1.527%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/37 (A)	840,000	840,754
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl B 5.740%, 12/15/47 (A)(D)	220,000	227,054
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1 2.065%, 09/15/50	229,139	231,053
Cold Storage Trust, Ser 2020- ICE5, Cl C 1.777%, VAR ICE LIBOR USD 1 Month+1.650%, 11/15/37 (A)	925,000	926,731
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1 2.488%, 02/25/50 (A)(D)	530,567	537,176
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB 3.053%, 05/15/45	67,492	68,327
COMM Mortgage Trust, Ser 2013- CR10, Cl ASB 3.795%, 08/10/46	528,355	551,197
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2 3.130%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/50 (A)	600,000	604,522

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF Mortgage Trust, Ser 2015- K720, Cl C 3.394%, 07/25/22 (A)(D)	$510,000	$ 522,471
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM 2.511%, 07/25/44 (A)(D)	115,641	120,682
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1 2.558%, 06/25/46 (A)(D)	166,712	168,823
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1 2.604%, 12/25/46 (A)(D)	324,796	333,681
JP Morgan Mortgage Trust, Ser 2017-1, Cl A3 3.500%, 01/25/47 (A)(D)	92,926	93,157
Merit, Ser 2020-HILL, Cl C 1.827%, VAR ICE LIBOR USD 1 Month+1.700%, 08/15/37 (A)	880,000	884,412
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3 3.480%, 04/25/43 (D)	215,085	219,567

Total Mortgage-Backed Securities (Cost $6,281,564)		6,329,607
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%
FHLMC 6.000%, 01/01/37	958	1,079
6.000%, 11/01/37	1,119	1,275
5.500%, 07/01/34	4,370	5,038
4.000%, 03/01/39	5,395	5,916
FHLMC, Ser 2004-2746, Cl BG 5.000%, 02/15/24	29,530	30,838
FNMA 6.000%, 05/01/36	469	564
6.000%, 08/01/36	502	589
6.000%, 11/01/37	1,174	1,331
5.500%, 07/01/38	3,021	3,485
GNMA 6.000%, 03/15/32	1,225	1,476
6.000%, 09/15/33	6,956	8,322
6.000%, 09/15/37	2,174	2,616
5.500%, 06/15/38	2,186	2,466
5.000%, 06/15/33	1,461	1,663

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $64,756)		66,658

Total Investments in Securities— 98.3% (Cost $119,302,531)		$ 121,177,139

Percentages are based on Net Assets of $123,212,991.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2021 was $26,702,692 and represented 21.7% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Deferred Acquisition Costs

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$60,771,914	$690,488	$61,462,402
U.S. Treasury Obligations	—	40,429,791	—	40,429,791
Asset-Backed Securities	—	12,888,681	—	12,888,681
Mortgage-Backed Securities	—	6,329,607	—	6,329,607
U.S. Government Agency Mortgage-Backed Obligations	—	66,658	—	66,658

Total Investments in Securities	$—	$120,486,651	$690,488	$121,177,139

(1)A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2021, there were no transfers in or out of level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-1200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 38.8%
	Face Amount	Value
COMMUNICATION SERVICES — 2.8%
AT&T 3.900%, 03/11/24	$480,000	$524,998
Comcast 4.600%, 10/15/38	400,000	506,430
2.650%, 02/01/30	240,000	257,397
Crown Castle Towers 4.241%, 07/15/28(A)	400,000	455,827
3.222%, 05/15/22(A)	300,000	303,077
Discovery Communications 4.125%, 05/15/29	635,000	733,438
Verizon Communications 3.875%, 02/08/29	480,000	554,886

		3,336,053

CONSUMER DISCRETIONARY — 2.0%
7-Eleven 2.800%, 02/10/51(A)	1,160,000	1,142,398
Mars 2.375%, 07/16/40(A)	540,000	535,577
Tiffany 4.900%, 10/01/44	470,000	631,102

		2,309,077

CONSUMER STAPLES — 2.4%
Anheuser-Busch InBev Worldwide 4.750%, 01/23/29	300,000	363,415
Bacardi 5.150%, 05/15/38(A)	390,000	498,806
Bunge Finance 3.250%, 08/15/26	250,000	275,580
1.630%, 08/17/25	250,000	255,905
Conagra Brands 4.600%, 11/01/25	615,000	714,838
Mondelez International 1.500%, 02/04/31	535,000	517,458
Nestle Holdings 1.000%, 09/15/27(A)	210,000	209,336

		2,835,338

ENERGY — 3.2%
Boardwalk Pipelines 4.800%, 05/03/29	630,000	717,518
Chevron USA 8.000%, 04/01/27	250,000	336,898
Energy Transfer Operating 2.900%, 05/15/25	485,000	511,293
Gray Oak Pipeline 2.000%, 09/15/23(A)	515,000	523,305
MarkWest Energy Partners 4.875%, 06/01/25	375,000	430,088
Occidental Petroleum 3.500%, 08/15/29	475,000	440,738

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Rockies Express Pipeline 3.600%, 05/15/25(A)	$480,000	$ 493,296
Western Midstream Operating 4.000%, 07/01/22	335,000	343,449

		3,796,585

FINANCIALS — 16.2%
Ally Financial 3.875%, 05/21/24	440,000	479,976
Ansett Worldwide Aviation Services Leasing 4.870%, 07/17/21(A)(B)	531,678	539,052
Ares Capital 4.250%, 03/01/25	570,000	616,913
Ares Finance II 3.250%, 06/15/30(A)	520,000	554,309
Bank of America 5.875%, VAR ICE LIBOR USD 3 Month+2.931%(C)	520,000	576,454
Bank of Montreal 3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	440,000	503,361
BBVA USA 3.875%, 04/10/25	800,000	897,770
BlackRock TCP Capital 4.125%, 08/11/22	400,000	417,430
3.900%, 08/23/24	55,000	57,954
Brookfield Finance 4.250%, 06/02/26	495,000	572,069
Carlyle Finance Subsidiary 3.500%, 09/19/29(A)	400,000	437,093
Charles Schwab 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+3.079%(C)	560,000	576,800
CI Financial 3.200%, 12/17/30	840,000	851,502
CIT Group 4.750%, 02/16/24	655,000	717,225
Discover Bank 4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	415,000	443,303
E*TRADE Financial 3.800%, 08/24/27	435,000	496,130
First Republic Bank 4.375%, 08/01/46	435,000	536,632
General Motors Financial 3.700%, 05/09/23	250,000	264,844
Goldman Sachs Group 0.857%, VAR United States Secured Overnight Financing Rate+0.790%, 12/09/26	520,000	521,261

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Huntington Bancshares 5.700%, VAR ICE LIBOR USD 3 Month+2.880%(C)	$600,000	$609,000
JPMorgan Chase 3.625%, 12/01/27	420,000	474,100
Legg Mason 5.625%, 01/15/44	420,000	588,087
M&T Bank 6.450%, VAR ICE LIBOR USD 3 Month+3.610%(C)	507,000	558,967
Main Street Capital 5.200%, 05/01/24	555,000	601,189
Neuberger Berman Group 4.500%, 03/15/27(A)	370,000	419,127
Nuveen Finance 4.125%, 11/01/24(A)	400,000	450,191
Owl Rock Capital 3.750%, 07/22/25	490,000	509,865
Owl Rock Technology Finance 3.750%, 06/17/26(A)	555,000	568,585
Prospect Capital 6.375%, 01/15/24	200,000	215,493
5.875%, 03/15/23	380,000	398,496
Santander Holdings USA 3.400%, 01/18/23	500,000	524,476
Sixth Street Specialty Lending 4.500%, 01/22/23	370,000	387,094
3.875%, 11/01/24	115,000	121,056
Stifel Financial 4.250%, 07/18/24	445,000	496,917
Synchrony Financial 4.250%, 08/15/24	425,000	466,926
Synovus Financial 5.900%, VAR USD Swap Semi 30/360 5 Yr Curr+3.379%, 02/07/29	430,000	463,658
Truist Financial 5.050%, VAR ICE LIBOR USD 3 Month+3.102%(C)	590,000	601,446
Willis North America 3.600%, 05/15/24	415,000	452,829

		18,967,580

INDUSTRIALS — 4.0%
American Airlines Pass-Through Trust, Ser 2015-1 3.700%, 05/01/23	308,916	278,085
Aviation Capital Group 4.375%, 01/30/24(A)	390,000	420,700
CNH Industrial MTN 3.850%, 11/15/27	335,000	383,720
Delta Air Lines 4.500%, 10/20/25(A)	540,000	576,836
2.900%, 10/28/24	455,000	446,871

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Masco 6.500%, 08/15/32	$317,000	$418,150
Northern Group Housing 5.605%, 08/15/33(A)	572,342	650,852
Parker-Hannifin 4.000%, 06/14/49	425,000	520,327
Roper Technologies 2.950%, 09/15/29	420,000	457,221
Westinghouse Air Brake Technologies 3.200%, 06/15/25	530,000	568,908

		4,721,670

INFORMATION TECHNOLOGY — 1.2%
Infor 1.750%, 07/15/25(A)	335,000	345,649
Microsoft 3.700%, 08/08/46	450,000	551,798
NXP BV 5.550%, 12/01/28(A)	390,000	485,449

		1,382,896

MATERIALS — 2.0%
Anglo American Capital 4.500%, 03/15/28(A)	385,000	451,841
CF Industries 4.500%, 12/01/26(A)	300,000	356,402
Nutrition & Biosciences 3.468%, 12/01/50(A)	540,000	571,544
Vulcan Materials 4.500%, 04/01/25	400,000	454,712
WRKCo 4.650%, 03/15/26	390,000	454,921

		2,289,420

REAL ESTATE — 2.4%
Public Storage 0.875%, 02/15/26	1,150,000	1,150,276
STORE Capital 4.500%, 03/15/28	380,000	430,038
UDR 3.000%, 08/15/31	560,000	606,454
Vornado Realty 3.500%, 01/15/25	565,000	601,777

		2,788,545

UTILITIES — 2.6%
DPL 4.350%, 04/15/29	425,000	477,985
Duquesne Light Holdings 2.532%, 10/01/30(A)	540,000	550,701
Eastern Energy Gas Holdings 3.000%, 11/15/29	400,000	434,641
Emera US Finance 4.750%, 06/15/46	410,000	506,198

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
IPALCO Enterprises 3.700%, 09/01/24	$435,000	$473,973
NiSource 5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%(C)	385,000	396,550
Spire 3.543%, 02/27/24	250,000	262,352

		3,102,400

Total Corporate Obligations (Cost $42,231,411)		45,529,564
U.S. TREASURY OBLIGATIONS — 19.5%
U.S. Treasury Bonds 3.750%, 08/15/41	1,200,000	1,645,266
3.000%, 05/15/45	1,725,000	2,148,231
2.250%, 08/15/46	5,600,000	6,116,469
1.250%, 05/15/50	1,000,000	861,562
U.S. Treasury Notes 2.250%, 08/15/27	2,540,000	2,793,206
1.875%, 01/31/22	3,400,000	3,459,766
1.375%, 01/31/22	2,000,000	2,025,391
0.625%, 05/15/30	1,500,000	1,443,516
0.250%, 09/30/25	2,400,000	2,383,312

Total U.S. Treasury Obligations (Cost $21,793,196)		22,876,719
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.8%
FHLMC 4.500%, 12/01/48	330,332	359,845
4.000%, 02/01/47	582,574	629,428
4.000%, 11/01/47	598,642	645,469
4.000%, 11/01/48	290,726	311,355
3.500%, 11/01/44	483,162	522,374
3.500%, 04/01/46	329,163	354,852
3.500%, 07/01/47	781,286	835,081
3.500%, 12/01/48	462,797	491,264
3.000%, 02/01/45	478,481	508,044
3.000%, 08/01/45	237,668	251,906
3.000%, 02/01/48	332,390	349,719
2.500%, 02/01/30	292,244	307,465
2.000%, 08/01/50	1,524,831	1,573,835
FHLMC, Ser 2016-4563, Cl VB 3.000%, 05/15/39	500,000	513,491
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A 3.739%, 02/25/43(D)	116,185	124,894
FNMA 4.500%, 02/01/41	638,365	714,548
4.500%, 03/01/48	643,423	700,778
4.000%, 03/01/35	180,035	195,616
4.000%, 01/01/42	452,507	500,724
4.000%, 05/01/49	507,139	545,912
3.500%, 02/01/47	452,655	489,512

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
3.500%, 12/01/47	$306,761	$327,597
3.500%, 08/01/48	376,915	401,028
3.500%, 03/01/49	474,831	511,160
3.500%, 06/01/49	811,027	890,371
3.000%, 10/01/48	633,601	647,858
3.000%, 02/01/50	817,623	862,036
2.500%, 12/01/49	689,832	726,241
2.500%, 09/01/50	1,062,453	1,119,200
2.000%, 10/01/50	1,087,665	1,122,771
GNMA 4.000%, 07/20/48	277,888	299,678
3.500%, 06/20/48	697,017	744,868

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $17,986,291)		18,578,920
ASSET-BACKED SECURITIES — 10.4%
610 Funding CLO II, Ser 2016- 1RA, Cl A1R 1.714%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29 (A)	400,000	399,832
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B 4.201%, 12/17/36 (A)	285,000	309,298
ARL Second, Ser 2014-1A, Cl A2 3.970%, 06/15/44 (A)	100,000	100,425
CARS-DB4, Ser 2020-1A, Cl A6 3.810%, 02/15/50 (A)	749,531	786,906
Cerberus Loan Funding XXVII, Ser 2019-2A, Cl A2 3.500%, 01/15/32 (A)	590,000	595,900
CF Hippolyta, Ser 2020-1, Cl A1 1.690%, 07/15/60 (A)	606,031	617,635
CoreVest American Finance Trust, Ser 2018-1, Cl A 3.804%, 06/15/51 (A)	266,675	278,514
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2 3.200%, 01/25/40 (A)	61,228	61,778
Drug Royalty III, Ser 2017-1A, Cl A1 2.741%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27 (A)	22,802	22,802
ExteNet, Ser 2019-1A, Cl A2 3.204%, 07/26/49 (A)	720,000	746,446
Golub Capital Partners CLO XLVII, Ser 2020-47A, Cl A2B 3.008%, 05/05/32 (A)	800,000	807,000
New Residential Mortgage, Ser 2018-FNT2, Cl A 3.790%, 07/25/54 (A)	511,445	513,136
Progress Residential Trust, Ser 2018-SFR1, Cl C 3.684%, 03/17/35 (A)	445,000	445,890

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Progress Residential Trust, Ser 2019-SFR2, Cl C 3.545%, 05/17/36 (A)	$769,000	$790,936
RR 9, Ser 2020-9A, Cl A1F 3.360%, 04/15/31 (A)	510,000	511,654
SBA Tower Trust, Ser 2014-2A, Cl C 3.869%, 10/15/49 (A)	850,000	906,145
SCF Equipment Leasing, Ser 2019-1A, Cl C 3.920%, 11/20/26 (A)	575,000	579,014
Taco Bell Funding, Ser 2018-1A, Cl A2I 4.318%, 11/25/48 (A)	392,000	396,351
Trafigura Securitisation Finance, Ser 2018-1A, Cl A2 3.730%, 03/15/22 (A)	845,000	860,110
Tricon American Homes Trust, Ser 2020-SFR2, Cl C 2.032%, 11/17/39 (A)	800,000	809,080
TRIP Rail Master Funding, Ser 2017-1A, Cl A2 3.736%, 08/15/47 (A)	280,000	292,351
Vantage Data Centers, Ser 2019- 1A, Cl A2 3.188%, 07/15/44 (A)	650,650	682,320
Willis Engine Structured Trust V, Ser 2020-A, Cl A 3.228%, 03/15/45 (A)	754,395	721,821

Total Asset-Backed Securities
(Cost $12,018,389)		12,235,344

MORTGAGE-BACKED SECURITIES — 8.5%
Agate Bay Mortgage Trust, Ser 2014-1, Cl B1 3.836%, 07/25/44 (A)(D)	446,835	459,019
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5 3.500%, 08/25/46 (A)(D)	22,843	22,864
BX Commercial Mortgage Trust, Ser 2019-XL, Cl C 1.376%, VAR ICE LIBOR USD 1 Month+1.250%, 10/15/36 (A)	716,720	717,768
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C 1.527%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/37 (A)	315,000	315,283
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3 4.095%, 09/10/46	220,166	236,762
CSMC Trust, Ser 2013-IVR3, Cl A2 3.000%, 05/25/43 (A)(D)	313,366	320,204
CSMC Trust, Ser 2015-2, Cl A18 3.500%, 02/25/45 (A)(D)	385,999	394,082

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2 3.130%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/50 (A)	$565,000	$569,258
First Republic Mortgage Trust, Ser 2020-1, Cl A5 2.890%, 04/25/50 (A)(D)	656,423	669,214
FREMF Mortgage Trust, Ser 2012- K21, Cl B 3.935%, 07/25/45 (A)(D)	280,000	291,759
FREMF Mortgage Trust, Ser 2013- K31, Cl B 3.631%, 07/25/46 (A)(D)	160,000	169,600
FREMF Mortgage Trust, Ser 2015- K720, Cl C 3.394%, 07/25/22 (A)(D)	475,000	486,616
FREMF Mortgage Trust, Ser 2016- K723, Cl C 3.581%, 11/25/23 (A)(D)	470,000	490,333
FREMF Mortgage Trust, Ser 2017- K65, Cl C 4.073%, 07/25/50 (A)(D)	725,000	798,066
FREMF Mortgage Trust, Ser 2017- K66, Cl C 4.035%, 07/25/27 (A)(D)	175,000	192,406
FREMF Mortgage Trust, Ser 2017- K725, Cl C 3.878%, 02/25/50 (A)(D)	280,000	295,773
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A 6.363%, 02/10/47 (A)(B)	236,834	310,179
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB 3.540%, 08/15/48	447,734	476,769
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM 2.511%, 07/25/44 (A)(D)	95,484	99,646
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1 2.558%, 06/25/46 (A)(D)	166,712	168,823
JPMorgan Mortgage Trust, Ser 2016-5, Cl B3 2.594%, 12/25/46 (A)(D)	407,369	407,171
Merit, Ser 2020-HILL, Cl C 1.827%, VAR ICE LIBOR USD 1 Month+1.700%, 08/15/37 (A)	795,000	798,986
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV 3.500%, 03/25/58	734,552	809,817
Sequoia Mortgage Trust, Ser 2015-1, Cl A1 3.500%, 01/25/45 (A)(D)	85,266	87,281
Sequoia Mortgage Trust, Ser 2015-2, Cl A1 3.500%, 05/25/45 (A)(D)	125,050	128,024
Sequoia Mortgage Trust, Ser 2015-4, Cl A1 3.000%, 11/25/30 (A)(D)	145,395	149,151

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount/ Shares	Value
Sequoia Mortgage Trust, Ser 2017- 5, Cl A4 3.500%, 08/25/47 (A)(D)	$64,773	$ 65,024
Sequoia Mortgage Trust, Ser 2018- 2, Cl A4 3.500%, 02/25/48 (A)(D)	127,322	127,922

Total Mortgage-Backed Securities (Cost $9,757,955)		10,057,800

MUNICIPAL BONDS — 2.9%
California State, City of Riverside, Ser A, RB 3.857%, 06/01/45	780,000	842,704
Camp Pendleton & Quantico Housing, RB 6.165%, 10/01/50 (A)	400,000	505,780
Grand Parkway Transportation, Ser B, RB 3.216%, 10/01/49	640,000	673,939
Massachusetts State, Housing Finance Agency, Ser B, RB 3.350%, 12/01/40	790,000	804,512
Rhode Island State, Housing and Mortgage Finance, RB 2.993%, 10/01/38	540,000	555,930

Total Municipal Bonds (Cost $3,236,244)		3,382,865

PREFERRED STOCK — 0.5%
Signature Bank NY, 5.000%	22,200	564,768

Total Preferred Stock (Cost $555,000)		564,768

Total Investments in Securities— 96.4% (Cost $107,578,486)		$ 113,225,980

Percentages are based on Net Assets of $117,442,286.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2021 was $32,815,529 and represented 27.9% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at market value:
	Level 1	Level 2	Level 3(1)	Total
Investments in Securities Corporate Obligations	$—	$44,990,512	$539,052	$45,529,564
U.S. Treasury Obligations	—	22,876,719	—	22,876,719
U.S. Government Agency Mortgage-Backed Obligations	—	18,578,920	—	18,578,920
Asset-Backed Securities	—	12,235,344	—	12,235,344
Mortgage-Backed Securities	—	9,747,621	310,179	10,057,800
Municipal Bonds	—	3,382,865	—	3,382,865
Preferred Stock	—	564,768	—	564,768

Total Investments in Securities	$—	$112,376,749	$849,231	$113,225,980

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 76.5%

	Shares	Value
COMMUNICATION SERVICES — 3.2%
Alphabet, Cl A *	45	$ 82,231
Altice USA, Cl A *	6,302	224,162
Electronic Arts	1,740	249,168
Fox	1,227	38,258
Interpublic Group of Companies	3,414	82,175

		675,994

CONSUMER DISCRETIONARY — 5.4%
Best Buy	3,529	384,026
eBay	3,263	184,392
Lowe’s	1,105	184,369
PulteGroup	996	43,326
Target	607	109,970
Tractor Supply	282	39,971
Whirlpool	978	181,018

		1,127,072

CONSUMER STAPLES — 1.2%
Sysco	3,434	245,565

ENERGY — 1.0%
ConocoPhillips	4,536	181,576
HollyFrontier	1,204	34,266

		215,842

FINANCIALS — 11.5%
Ameriprise Financial	1,566	309,864
Bank of America	14,281	423,432
Charles Schwab	6,450	332,433
JPMorgan Chase	3,242	417,148
M&T Bank	3,091	409,465
Morgan Stanley	6,458	433,009
Synchrony Financial	2,655	89,341

		2,414,692

HEALTH CARE — 12.6%
Alexion Pharmaceuticals *	1,232	188,903
Amgen	1,649	398,118
Biogen *	982	277,523
Bristol-Myers Squibb	2,598	159,595
DaVita *	3,778	443,424
Gilead Sciences	3,755	246,328
Humana	869	332,923
Jazz Pharmaceuticals PLC *	932	144,926
Molina Healthcare *	1,150	245,652
Vertex Pharmaceuticals *	890	203,881

		2,641,273

INDUSTRIALS — 9.5%
3M	760	133,502
Carrier Global	1,003	38,615
Caterpillar	1,411	257,987

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
CNH Industrial	8,376	$ 106,794
Cummins	1,802	422,425
Deere	767	221,510
Masco	1,475	80,107
PACCAR	665	60,661
Rockwell Automation	1,544	383,730
United Rentals *	1,191	289,425

		1,994,756

INFORMATION TECHNOLOGY — 30.1%
Accenture PLC, Cl A	149	36,046
Akamai Technologies *	3,157	350,522
Apple	4,187	552,516
Applied Materials	4,161	402,285
Cisco Systems	9,419	419,899
Citrix Systems	619	82,519
Dell Technologies, Cl C *	1,957	142,646
F5 Networks *	529	103,658
GoDaddy, Cl A *	1,710	134,372
Intel	8,243	457,569
KLA	1,604	449,232
Lam Research	516	249,718
Maxim Integrated Products	4,644	407,325
Micron Technology *	1,154	90,324
Microsoft	2,349	544,874
NetApp	5,007	332,665
Oracle	6,477	391,405
QUALCOMM	1,946	304,121
Seagate Technology PLC	6,734	445,252
Skyworks Solutions	664	112,382
Teradyne	1,631	185,086
Xilinx	927	121,038

		6,315,454

MATERIALS — 2.0%
Celanese, Cl A	1,150	140,473
LyondellBasell Industries, Cl A	3,287	281,893

		422,366

Total Common Stock (Cost $12,524,725)		16,053,014

Total Investments in Securities— 76.5% (Cost $12,524,725)		$ 16,053,014

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2021 (Unaudited)

SECURITIES SOLD SHORT
COMMON STOCK — (31.1)%
	Shares	Value
COMMUNICATION SERVICES — (2.6)%
Liberty Broadband, Cl C *	(1,674)	$ (244,488)
Roku, Cl A *	(493)	(191,792)
Walt Disney *	(608)	(102,247)

		(538,527)

CONSUMER DISCRETIONARY — (7.3)%
Bright Horizons Family Solutions *	(1,456)	(221,268)
Carnival *	(6,374)	(119,002)
Carvana, Cl A *	(1,548)	(404,322)
Darden Restaurants	(2,127)	(248,625)
Royal Caribbean Cruises *	(1,315)	(85,475)
Tesla *	(420)	(333,283)
Wynn Resorts *	(975)	(97,042)

		(1,509,017)

CONSUMER STAPLES — (0.6)%
Beyond Meat *	(744)	(132,491)

ENERGY — (1.3)%
ConocoPhillips	(6,926)	(277,257)

HEALTH CARE — (5.0)%
Alcon *	(4,216)	(302,329)
Avantor *	(3,351)	(98,821)
Becton Dickinson and	(427)	(111,784)
Guardant Health *	(1,968)	(306,024)
Penumbra *	(411)	(107,308)
Teleflex	(349)	(131,793)

		(1,058,059)

INDUSTRIALS — (1.2)%
Ingersoll Rand *	(2,313)	(96,776)
Lyft, Cl A *	(1,585)	(70,469)
Uber Technologies *	(1,848)	(94,119)

		(261,364)

INFORMATION TECHNOLOGY — (10.8)%
Anaplan *	(1,554)	(103,652)
Appian, Cl A *	(495)	(108,138)
Crowdstrike Holdings, Cl A *	(409)	(88,262)
Datadog, Cl A *	(673)	(69,151)
Dynatrace *	(5,988)	(248,562)
Fastly, Cl A *	(1,396)	(152,653)
Fidelity National Information Services	(501)	(61,853)
Fiserv *	(3,133)	(321,728)
Global Payments	(680)	(120,034)
RingCentral, Cl A *	(408)	(152,151)
salesforce.com *	(932)	(210,222)
Slack Technologies, Cl A *	(3,950)	(166,571)
Trade Desk, Cl A *	(136)	(104,175)
Twilio, Cl A *	(397)	(142,694)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Zoom Video Communications, Cl A *	(281)	$ (104,552)
Zscaler *	(607)	(121,218)

		(2,275,616)

UTILITIES — (2.3)%
Avangrid	(4,816)	(222,836)
Essential Utilities	(5,468)	(253,168)

		(476,004)

Total Common Stock
(Proceeds $5,117,467)		(6,528,335)

EXCHANGE TRADED FUNDS — (21.2)%
ARK Innovation ETF*	(1,019)	(140,051)
First Trust Dow Jones Internet Index Fund*	(789)	(170,408)
Global X Cloud Computing ETF*	(10,229)	(281,400)
iShares PHLX Semiconductor ETF	(4,391)	(1,718,725)
iShares S&P 100 ETF	(6,293)	(1,074,719)
Vanguard S&P 500 ETF	(3,153)	(1,072,588)

Total Exchange Traded Funds (Proceeds $3,685,904)		(4,457,891)

Total Securities Sold Short— (52.3)% (Proceeds $8,803,371)		$ (10,986,226)

PURCHASED OPTIONS* (A) — 0.6%
	Contracts	Value
Total Purchased Options
(Cost $166,896)	287	$ 121,016

A list of the open option contracts held by the Fund at January 31,

2021 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Call Options
Energy Select Sector SPDR Fund*	109	$428,588	$40.00	01/22/22	$51,230

Put Options
First Trust Dow Jones Internet Index Fund*	68	1,468,664	185.00	04/17/21	29,240
Renaissance IPO ETF*	40	272,240	54.00	07/17/21	5,800
SPDR S&P 500 ETF Trust*	62	1,990,696	330.00	03/20/21	33,914
SPDR S&P 500 ETF Trust*	8	256,864	318.00	02/20/21	832

		3,988,464			69,786

TOTAL PURCHASED OPTIONS

(Cost $166,896)		$4,417,052			$121,016

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JANUARY 31, 2021 (Unaudited)

Percentages are based on Net Assets of $20,984,163.

*	Non-income producing security.
(A)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial instruments at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,053,014	$—	$—	$16,053,014

Total Investments in Securities	$16,053,014	$—	$—	$16,053,014

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(6,528,335)	$—	$—	$(6,528,335)
Exchange Traded Funds	(4,457,891)	—	—	(4,457,891)

Total Securities Sold Short	$(10,986,226)	$—	$—	$(10,986,226)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$121,016	$–	$–	$121,016

Total Other Financial Instruments	$121,016	$–	$–	$121,016

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-007-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.4%
	Shares	Value
COMMUNICATION SERVICES — 7.9%
Alphabet, Cl A *	332	$ 606,683
AT&T	52,930	1,515,386
Discovery, Cl A *	47,216	1,955,687
Electronic Arts	10,235	1,465,652
Facebook, Cl A *	4,866	1,257,034

		6,800,442

CONSUMER DISCRETIONARY — 9.4%
Best Buy	10,749	1,169,706
Garmin	12,420	1,426,561
General Motors	36,042	1,826,609
Lennar, Cl A	16,601	1,380,373
Target	12,721	2,304,664

		8,107,913

CONSUMER STAPLES — 8.1%
Colgate-Palmolive	15,148	1,181,544
Flowers Foods	24,410	560,454
General Mills	14,652	851,281
Kimberly-Clark	10,443	1,379,520
PepsiCo	9,795	1,337,703
Procter & Gamble	13,280	1,702,629

		7,013,131

ENERGY — 4.9%
Canadian Natural Resources	40,407	912,390
ConocoPhillips	33,014	1,321,550
Exxon Mobil	13,393	600,542
Marathon Petroleum	20,154	869,847
Valero Energy	9,357	528,016

		4,232,345

FINANCIALS — 19.9%
Allstate	13,414	1,437,712
Ameriprise Financial	7,079	1,400,722
Bank of America	38,171	1,131,770
Berkshire Hathaway, Cl B *	11,836	2,697,069
Carlyle Group	17,147	553,334
Citigroup	28,179	1,634,100
Citizens Financial Group	32,358	1,179,126
Fifth Third Bancorp	39,187	1,133,680
Hartford Financial Services Group	28,813	1,383,600
JPMorgan Chase	12,430	1,599,368
LPL Financial Holdings	12,186	1,320,231
Navient	49,842	560,972
Prudential Financial	15,221	1,191,500

		17,223,184

HEALTH CARE — 11.6%
Amedisys *	5,768	1,657,204
DaVita *	17,246	2,024,163
Hill-Rom Holdings	12,375	1,188,495

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
ICON PLC *	6,597	$ 1,344,535
Quest Diagnostics	13,137	1,696,644
Regeneron Pharmaceuticals *	1,897	955,784
Select Medical Holdings *	44,369	1,140,283

		10,007,108

INDUSTRIALS — 13.3%
AECOM *	28,416	1,423,642
Cintas	4,377	1,392,411
CSX	17,233	1,477,816
Cummins	6,299	1,476,612
ManpowerGroup	14,627	1,293,612
Oshkosh	14,706	1,346,923
Quanta Services	21,737	1,531,806
United Rentals *	6,493	1,577,864

		11,520,686

INFORMATION TECHNOLOGY — 8.1%
Accenture PLC, Cl A	4,933	1,193,391
Fiserv *	12,937	1,328,501
Intel	21,222	1,178,033
Lam Research	2,473	1,196,808
Microsoft	5,565	1,290,857
Visa, Cl A	3,984	769,908

		6,957,498

MATERIALS — 3.4%
FMC	10,749	1,164,009
Sealed Air	10,749	454,360
Steel Dynamics	39,001	1,336,564

		2,954,933

REAL ESTATE — 3.8%
Alexandria Real Estate Equities ‡	4,755	794,608
American Tower ‡	4,027	915,579
Boston Properties ‡	2,294	209,373
Lamar Advertising, Cl A ‡	16,655	1,345,391

		3,264,951

UTILITIES — 6.0%
Entergy	13,179	1,256,354
Exelon	20,477	851,024
FirstEnergy	28,276	869,770
Fortis	27,226	1,100,747
Vistra Energy	56,675	1,131,800

		5,209,695

Total Common Stock (Cost $69,773,673)		83,291,886

Total Investments in Securities — 96.4% (Cost $69,773,673)		$ 83,291,886

Percentages are based on Net Assets of $86,383,876.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JANUARY 31, 2021 (Unaudited)

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of January 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-004-1200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%#
	Shares	Value
COMMUNICATION SERVICES — 13.9%
Alphabet, Cl A *	1,940	$ 3,545,078
Alphabet, Cl C *	674	1,237,289
Electronic Arts	4,119	589,841
Facebook, Cl A *	18,840	4,866,937
Netflix *	3,195	1,700,986
Pinterest, Cl A *	9,754	668,247
Roku, Cl A *	2,690	1,046,491
Spotify Technology *	4,023	1,267,245

		14,922,114

CONSUMER DISCRETIONARY — 15.6%
Alibaba Group Holding ADR *	3,597	913,027
Best Buy	9,698	1,055,336
Booking Holdings *	609	1,184,097
Deckers Outdoor *	3,674	1,072,734
eBay	19,531	1,103,697
Home Depot	7,376	1,997,568
Lennar, Cl A	5,894	490,086
MercadoLibre *	937	1,667,401
MGM Resorts International	28,077	801,879
NIKE, Cl B	14,831	1,981,273
Penn National Gaming *	7,609	789,205
Pool	1,721	609,544
RH *	1,136	540,009
Tesla *	3,124	2,478,988

		16,684,844

CONSUMER STAPLES — 1.9%
Clorox	4,330	906,962
Monster Beverage *	13,575	1,178,717

		2,085,679

FINANCIALS — 1.0%
Goldman Sachs Group	3,866	1,048,343

HEALTH CARE — 13.7%
Amedisys *	3,889	1,117,349
Biogen *	709	200,370
Bristol-Myers Squibb	18,855	1,158,263
Chemed	1,817	941,024
Eli Lilly	10,240	2,129,613
Exact Sciences *	7,381	1,012,378
Guardant Health *	5,596	870,178
Hologic *	15,625	1,245,781
Jazz Pharmaceuticals PLC *	4,024	625,732
Neurocrine Biosciences *	5,348	586,943
Reata Pharmaceuticals, Cl A *	4,269	442,226
Regeneron Pharmaceuticals *	2,103	1,059,576
Syneos Health, Cl A *	7,240	538,294
Tandem Diabetes Care *	8,043	745,184

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Vertex Pharmaceuticals *	3,755	$ 860,195
Zoetis, Cl A	7,656	1,180,938

		14,714,044

INDUSTRIALS — 4.1%
Caterpillar	2,991	546,874
Cintas	3,723	1,184,361
Quanta Services	14,324	1,009,412
Trane Technologies PLC	4,932	707,002
Verisk Analytics, Cl A	3,418	627,203
Vertiv Holdings, Cl A	13,267	266,932

		4,341,784

INFORMATION TECHNOLOGY — 44.3%
Adobe *	3,967	1,819,941
Apple	85,678	11,306,069
Broadcom	4,570	2,058,785
Cadence Design Systems *	8,416	1,097,362
Dynatrace *	12,077	501,316
Elastic *	7,422	1,127,847
Five9 *	6,191	1,029,254
Mastercard, Cl A	7,787	2,462,950
Microchip Technology	8,187	1,114,333
Microsoft	41,012	9,513,144
NVIDIA	2,418	1,256,369
Okta, Cl A *	5,498	1,424,037
PayPal Holdings *	13,652	3,198,800
QUALCOMM	13,359	2,087,745
salesforce.com *	7,368	1,661,926
ServiceNow *	4,043	2,195,996
Telefonaktiebolaget LM Ericsson ADR	46,522	580,129
Texas Instruments	10,058	1,666,510
Zendesk *	5,732	826,784
Zoom Video Communications, Cl A *	991	368,721

		47,298,018

MATERIALS — 0.7%
Sherwin-Williams	1,059	732,616

REAL ESTATE — 1.3%
American Tower ‡	6,282	1,428,275

Total Common Stock
(Cost $74,064,355)		103,255,717

Total Investments in Securities— 96.5%
(Cost $74,064,355)		$ 103,255,717

Percentages are based on Net Assets of $107,031,491.

*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JANUARY 31, 2021 (Unaudited)

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-003-1200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value
COMMUNICATION SERVICES — 1.4%
Cardlytics *	5,254	$ 642,407
TechTarget *	10,687	798,319

		1,440,726

CONSUMER DISCRETIONARY — 14.1%
America’s Car-Mart *	5,832	692,725
Bloomin’ Brands	50,187	1,057,440
Boyd Gaming	23,003	1,038,815
Brinker International	11,446	673,941
Dana	37,065	717,578
Deckers Outdoor *	3,637	1,061,931
Helen of Troy *	7,566	1,847,996
Hibbett Sports *	14,352	810,170
KB Home	33,996	1,415,593
Lakeland Industries *	15,812	439,574
Lithia Motors, Cl A	3,090	984,721
Penn National Gaming *	9,541	989,593
RH *	1,745	829,503
Vivint Smart Home *	30,235	571,139
YETI Holdings *	11,131	732,642
Zumiez *	15,245	656,755

		14,520,116

CONSUMER STAPLES — 2.7%
BJ’s Wholesale Club Holdings *	26,960	1,134,207
Darling Ingredients *	14,987	929,344
Performance Food Group *	14,176	664,571

		2,728,122

ENERGY — 2.2%
Bonanza Creek Energy *	28,901	597,095
National Energy Services Reunited *	45,398	489,390
PDC Energy *	35,114	762,325
Solaris Oilfield Infrastructure, Cl A	41,955	381,791

		2,230,601

FINANCIALS — 15.7%
Aaron’s Holdings *	14,209	670,381
Cathay General Bancorp	23,000	777,860
Cohen & Steers	9,231	604,631
ConnectOne Bancorp	44,792	951,830
Essent Group	17,145	717,175
First Internet Bancorp	12,670	387,955
First Merchants	25,932	976,858
Flagstar Bancorp	26,047	1,116,114
Focus Financial Partners, Cl A *	18,851	896,931
Hilltop Holdings	32,599	979,274
Home BancShares	44,236	937,803
Investors Bancorp	162,723	1,872,942

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Meridian Bancorp	35,389	$ 536,143
Old Second Bancorp	77,211	758,212
PJT Partners	7,965	549,505
QCR Holdings	21,207	822,407
Stewart Information Services	11,977	555,493
Stifel Financial	19,066	988,000
Third Point Reinsurance *	62,084	573,035
Wintrust Financial	8,570	515,828

		16,188,377

HEALTH CARE — 21.6%
Amicus Therapeutics *	32,349	611,720
AtriCure *	18,557	1,080,574
Axsome Therapeutics *	7,366	501,551
Castle Biosciences *	10,968	732,991
ChemoCentryx *	11,032	628,934
Coherus Biosciences *	57,512	1,081,226
CONMED	8,240	922,056
Dicerna Pharmaceuticals *	19,793	444,749
Editas Medicine, Cl A *	9,175	562,886
Emergent BioSolutions *	10,660	1,139,021
Ensign Group	12,321	964,488
Envista Holdings *	19,850	705,469
Fate Therapeutics *	8,885	805,248
FibroGen *	12,126	584,231
Heron Therapeutics *	32,993	572,758
Inovalon Holdings, Cl A *	31,880	777,872
Insmed *	18,932	711,654
Integer Holdings *	9,477	699,403
Invitae *	14,864	736,065
Kala Pharmaceuticals *	68,165	506,466
Karyopharm Therapeutics *	29,259	445,615
LHC Group *	4,408	878,162
Natera *	14,314	1,526,445
NuVasive *	11,656	626,393
PTC Therapeutics *	9,701	560,912
R1 RCM *	38,921	981,977
TG Therapeutics *	11,992	578,854
Trillium Therapeutics *	31,704	416,908
Vericel *	33,975	1,402,148

		22,186,776

INDUSTRIALS — 15.1%
Advanced Drainage Systems	12,556	1,035,619
Altra Industrial Motion	15,289	786,008
ASGN *	20,302	1,683,239
Atkore International Group *	14,916	661,674
Builders FirstSource *	24,761	947,108
CSW Industrials	6,425	748,641
Great Lakes Dredge & Dock *	48,818	665,389

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
H&E Equipment Services	29,161	$ 801,344
Herc Holdings *	9,935	635,641
Herman Miller	22,231	761,412
Hub Group, Cl A *	13,064	687,558
Maxar Technologies	15,598	653,088
McGrath RentCorp	8,264	576,745
MYR Group *	12,901	717,425
Raven Industries	23,839	769,285
Schneider National, Cl B	38,113	800,373
Stantec	18,932	672,086
Sterling Construction *	32,369	662,593
Sunrun *	6,390	442,635
Triton International	18,496	857,105

		15,564,968

INFORMATION TECHNOLOGY — 13.1%
Envestnet *	16,132	1,237,808
FormFactor *	23,431	957,625
Ichor Holdings *	36,747	1,326,567
Itron *	16,729	1,439,029
Limelight Networks *	107,063	487,672
LivePerson *	15,799	1,001,025
MACOM Technology Solutions Holdings *	14,542	826,858
Mimecast *	15,881	683,836
Perficient *	15,207	830,454
Q2 Holdings *	4,237	542,294
Rapid7 *	7,984	693,171
Repay Holdings, Cl A *	34,743	769,557
Silicon Laboratories *	7,666	1,005,549
SPS Commerce *	10,053	994,141
Xperi Holding	34,350	661,581

		13,457,167

MATERIALS — 4.1%
Allegheny Technologies *	44,829	762,541
Commercial Metals	37,403	736,465
Greif, Cl A	15,587	703,909
Summit Materials, Cl A *	79,797	1,638,232
UFP Technologies *	7,986	367,436

		4,208,583

REAL ESTATE — 5.8%
Armada Hoffler Properties ‡	56,820	610,815
Bluerock Residential Growth, Cl A ‡	50,482	528,042
Corporate Office Properties Trust ‡	20,115	528,421
Gladstone Land ‡	28,768	452,808
National Health Investors ‡	9,316	604,049
National Storage Affiliates Trust ‡	16,998	621,107
New Senior Investment Group ‡	116,173	615,717
QTS Realty Trust, Cl A ‡	11,873	772,932

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
STAG Industrial ‡	23,263	$ 693,237
UMH Properties ‡	38,541	566,553

		5,993,681

UTILITIES — 1.8%
Clearway Energy, Cl C	44,267	1,371,392
Southwest Gas Holdings	8,831	529,507

		1,900,899

Total Common Stock (Cost $75,751,663)		100,420,016

Total Investments in Securities— 97.6% (Cost $75,751,663)		$ 100,420,016

Percentages are based on Net Assets of $102,879,845.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-1200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%#

	Shares	Value
COMMUNICATION SERVICES — 10.8%
Activision Blizzard	443	$40,313
Alaska Communications Systems Group	28	92
Alphabet, Cl A *	175	319,788
Alphabet, Cl C *	171	313,912
Altice USA, Cl A *	194	6,901
AMC Entertainment Holdings, Cl A	33	438
AMC Networks, Cl A *	22	1,087
ANGI Homeservices, Cl A *	38	531
Anterix *	9	327
AT&T	4,149	118,786
ATN International	6	259
Bandwidth, Cl A *	11	1,960
Boingo Wireless *	25	289
Boston Omaha, Cl A *	15	410
Cable One	3	6,000
Cardlytics *	15	1,834
Cargurus, Cl A *	47	1,375
Cars.com *	38	441
Charter Communications, Cl A *	82	49,820
Cincinnati Bell *	29	442
Cinemark Holdings	57	1,154
Clear Channel Outdoor Holdings, Cl A *	269	535
Cogent Communications Holdings	25	1,424
Comcast, Cl A	2,635	130,617
comScore *	34	108
Consolidated Communications Holdings *	42	256
Cumulus Media, Cl A *	10	87
Daily Journal *	1	334
DHI Group *	28	70
Discovery, Cl A *	90	3,728
DISH Network, Cl A *	143	4,150
Electronic Arts	167	23,914
Entercom Communications, Cl A	66	307
Entravision Communications, Cl A	34	109
Eventbrite, Cl A *	37	660
EverQuote, Cl A *	7	315
EW Scripps, Cl A	33	489
Facebook, Cl A *	1,386	358,045
Fluent *	24	130
Fox	194	6,049
Gaia, Cl A *	7	64
Gannett	74	332
Globalstar *	359	377

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
Glu Mobile *	84	$ 740
Gogo *	24	322
Gray Television *	48	818
Hemisphere Media Group, Cl A *	10	104
IAC *	46	9,658
IDT, Cl B *	12	168
iHeartMedia *	36	523
Interpublic Group of Companies	226	5,440
Iridium Communications *	68	3,350
John Wiley & Sons, Cl A	25	1,140
Liberty Broadband, Cl C *	117	17,088
Liberty TripAdvisor Holdings, Cl A *	42	171
Live Nation Entertainment *	85	5,648
LiveXLive Media *	38	145
Loral Space & Communications	12	305
Lumen Technologies	635	7,861
Madison Square Garden Entertainment *	10	888
Madison Square Garden Sports C *	10	1,619
Marcus	13	229
Match Group *	143	20,000
Meredith	23	504
MSG Networks *	24	414
National CineMedia	45	187
Netflix*	252	134,162
New York Times, Cl A	83	4,116
News	226	4,384
Nexstar Media Group, Cl A	25	2,842
NII Holdings *	46	100
Omnicom Group	124	7,735
Ooma *	12	162
ORBCOMM *	43	322
Pinterest, Cl A *	258	17,676
QuinStreet *	28	593
Roku, Cl A *	62	24,120
Saga Communications, Cl A	3	67
Scholastic	15	387
Shenandoah Telecommunications	28	1,088
Sinclair Broadcast Group, Cl A	27	851
Sirius XM Holdings	666	4,169
Snap, Cl A *	534	28,270
Spok Holdings	11	122
Take-Two Interactive Software *	66	13,230
TechTarget *	14	1,046
TEGNA	127	2,036
Telephone & Data Systems	58	1,087
T-Mobile US *	306	38,580
Tribune Publishing	13	190

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

COMMUNICATION SERVICES— continued
TripAdvisor *	54	$1,672
TrueCar *	56	251
Twitter *	450	22,738
United States Cellular *	9	281
Verizon Communications	2,411	132,002
Vonage Holdings *	134	1,672
Walt Disney	1,051	176,747
WideOpenWest *	30	319
World Wrestling Entertainment, Cl A	27	1,521
Yelp, Cl A *	41	1,336
Zillow Group, Cl C *	83	10,828
Zynga, Cl A *	584	5,787

		2,118,070

CONSUMER DISCRETIONARY — 9.4%
1-800-Flowers.com, Cl A *	15	461
Abercrombie & Fitch, Cl A	35	807
Accel Entertainment, Cl A *	32	308
Acushnet Holdings	20	816
Adient *	54	1,744
Adtalem Global Education *	30	1,158
Advance Auto Parts	40	5,966
American Axle & Manufacturing Holdings *	64	564
American Eagle Outfitters	88	1,997
American Public Education *	8	230
America’s Car-Mart *	4	475
Aramark	146	5,006
Asbury Automotive Group *	11	1,569
Aspen Group *	11	104
At Home Group *	30	731
AutoNation *	45	3,208
AutoZone *	14	15,657
Bally’s	16	840
Barnes & Noble Education *	17	100
Bassett Furniture Industries	5	97
Beazer Homes USA *	17	283
Bed Bath & Beyond	69	2,438
Best Buy	134	14,582
Big Lots	22	1,313
Biglari Holdings, Cl B *	1	115
BJ’s Restaurants	13	608
Bloomin’ Brands	47	990
Bluegreen Vacations Holding, Cl A	7	92
Booking Holdings *	24	46,664
Boot Barn Holdings *	17	973
BorgWarner	142	5,963
Boyd Gaming	47	2,123

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY— continued
Bright Horizons Family Solutions *	35	$5,319
Brinker International	26	1,531
Brunswick	46	3,977
Buckle	17	668
Burlington Stores *	38	9,458
Caesars Entertainment *	111	7,813
Caleres	21	317
Callaway Golf	51	1,422
Camping World Holdings, Cl A	19	649
Capri Holdings *	86	3,583
CarMax *	95	11,189
Carnival	319	5,956
Carriage Services, Cl A	9	298
Carrols Restaurant Group *	20	123
Carter’s	25	2,201
Carvana, Cl A *	39	10,186
Cato, Cl A	12	136
Cavco Industries *	5	943
Century Casinos *	16	111
Century Communities *	17	798
Cheesecake Factory	24	1,079
Chegg *	70	6,668
Chico’s FAS	65	144
Children’s Place	8	588
Chipotle Mexican Grill, Cl A *	16	23,680
Choice Hotels International	20	2,013
Churchill Downs	20	3,749
Chuy’s Holdings *	11	386
Citi Trends	6	354
Clarus	13	209
Collectors Universe	5	457
Columbia Sportswear	17	1,487
Conn’s *	10	157
Cooper Tire & Rubber	29	1,066
Cooper-Standard Holdings *	10	305
Core-Mark Holding	26	797
Cracker Barrel Old Country Store	14	1,894
Crocs *	38	2,661
Culp	6	93
Dana	84	1,626
Darden Restaurants	76	8,884
Dave & Buster’s Entertainment	25	851
Deckers Outdoor *	16	4,672
Del Taco Restaurants	19	183
Delta Apparel *	3	60
Denny’s *	36	566
Designer Brands, Cl A	36	441
Dick’s Sporting Goods	36	2,412

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Dillard’s, Cl A	8	$702
Dine Brands Global	9	619
Dollar General	145	28,218
Dollar Tree *	136	13,826
Domino’s Pizza	23	8,527
Dorman Products *	16	1,453
DR Horton	192	14,746
Drive Shack *	34	82
eBay	393	22,208
El Pollo Loco Holdings *	11	224
Escalade	5	104
Ethan Allen Interiors	12	284
Etsy *	69	13,737
Everi Holdings *	49	641
Expedia Group	69	8,563
Fiesta Restaurant Group *	15	226
Five Below *	32	5,623
Flexsteel Industries	4	136
Floor & Decor Holdings, Cl A *	58	5,340
Foot Locker	57	2,498
Ford Motor	2,273	23,935
Fossil Group *	25	363
Fox Factory Holding *	24	2,871
Franchise Group	15	544
frontdoor *	50	2,752
Funko, Cl A *	11	131
GameStop, Cl A *	28	9,100
Gap	118	2,390
Garmin	86	9,878
General Motors	774	39,226
Genesco *	8	310
Gentex	143	4,726
Gentherm *	19	1,164
Genuine Parts	82	7,698
G-III Apparel Group *	25	676
Golden Entertainment *	11	187
Goodyear Tire & Rubber	135	1,424
GoPro, Cl A *	74	662
Graham Holdings, Cl B	2	1,136
Grand Canyon Education *	27	2,293
Green Brick Partners *	28	557
Group 1 Automotive	10	1,376
Groupon, Cl A *	14	478
GrowGeneration *	21	907
GrubHub *	54	4,065
Guess?	22	511
H&R Block	112	1,930
Hamilton Beach Brands Holding, Cl A	4	77

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Hanesbrands	200	$3,058
Harley-Davidson	89	3,568
Hasbro	74	6,943
Haverty Furniture	9	294
Helen of Troy *	15	3,664
Hibbett Sports *	9	508
Hilton Grand Vacations *	49	1,456
Hilton Worldwide Holdings	159	16,121
Home Depot	627	169,804
Hooker Furniture	7	211
Houghton Mifflin Harcourt *	73	360
Hyatt Hotels, Cl A	22	1,445
Installed Building Products *	14	1,469
International Game Technology	58	934
iRobot *	16	1,922
Jack in the Box	13	1,224
Johnson Outdoors, Cl A	5	545
KB Home	51	2,124
Kohl’s	91	4,009
Kontoor Brands	31	1,120
L Brands	136	5,543
Lakeland Industries *	4	111
Lands’ End *	10	276
Las Vegas Sands	193	9,281
Laureate Education, Cl A *	64	833
La-Z-Boy, Cl Z	26	1,007
LCI Industries	14	1,811
Lear	35	5,277
Legacy Housing *	3	43
Leggett & Platt	76	3,116
Lennar, Cl A	157	13,055
Levi Strauss, Cl A	35	690
LGI Homes *	13	1,387
Lifetime Brands	7	97
Lindblad Expeditions Holdings *	18	283
Liquidity Services *	15	293
Lithia Motors, Cl A	15	4,780
LKQ *	176	6,176
Lovesac *	6	339
Lowe’s	440	73,414
Lumber Liquidators Holdings *	16	447
M/I Homes *	16	790
Macy’s	179	2,692
Magnite *	59	2,044
Malibu Boats, Cl A *	12	841
Marine Products	6	98
MarineMax *	12	502
Marriott International, Cl A	159	18,493

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Marriott Vacations Worldwide	23	$2,823
MasterCraft Boat Holdings *	11	281
Mattel *	202	3,660
MDC Holdings	29	1,509
Meritage Homes *	21	1,685
MGM Resorts International	251	7,169
Michaels *	43	667
Modine Manufacturing *	29	364
Mohawk Industries *	34	4,882
Monarch Casino & Resort *	7	370
Monro	19	1,111
Motorcar Parts of America *	11	249
Movado Group	9	186
Murphy USA	16	1,993
Nathan’s Famous	2	111
National Vision Holdings *	46	2,133
Nautilus *	17	417
NewAge *	55	168
NIKE, Cl B	708	94,582
Noodles, Cl A *	21	178
Nordstrom	63	2,233
Norwegian Cruise Line Holdings *	159	3,601
NVR *	2	8,893
Office Depot	30	1,281
Ollie’s Bargain Outlet Holdings *	28	2,652
O’Reilly Automotive *	42	17,870
Overstock.com *	24	1,862
Oxford Industries	9	587
Papa John’s International	18	1,841
Peloton Interactive, Cl A *	142	20,750
Penn National Gaming *	86	8,920
Penske Automotive Group	18	1,077
Perdoceo Education *	39	461
PetMed Express	11	420
Planet Fitness, Cl A *	47	3,384
Playa Hotels & Resorts *	48	255
PlayAGS *	16	82
Polaris Industries	33	3,850
Pool	23	8,146
PulteGroup	155	6,742
Purple Innovation, Cl A *	21	715
PVH	41	3,496
Quotient Technology *	43	381
Qurate Retail	221	2,785
Qurate Retail	7	700
Ralph Lauren, Cl A	27	2,728
RealReal *	33	781
Red Robin Gourmet Burgers *	9	236

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Red Rock Resorts, Cl A	35	$822
Regis *	20	190
Rent-A-Center, Cl A	31	1,342
Revolve Group, Cl A *	15	557
RH *	10	4,754
Rocky Brands	4	138
Ross Stores	203	22,592
Royal Caribbean Cruises	108	7,020
Ruth’s Hospitality Group	19	346
Sally Beauty Holdings *	65	982
Scientific Games *	46	1,804
SeaWorld Entertainment *	45	1,286
Service International	99	4,993
Shake Shack, Cl A *	21	2,382
Shoe Carnival	5	235
Shutterstock	13	845
Signet Jewelers	29	1,178
Six Flags Entertainment	46	1,573
Skechers U.S.A., Cl A *	78	2,689
Skyline Champion *	32	1,076
Sleep Number *	16	1,724
Sonic Automotive, Cl A	13	532
Sonos *	60	1,569
Sportsman’s Warehouse Holdings *	25	438
Stamps.com*	10	2,283
Standard Motor Products	11	432
Starbucks	680	65,831
Steven Madden	45	1,512
Stitch Fix, Cl A *	32	3,054
Stoneridge *	15	412
Strategic Education	14	1,237
Stride *	23	592
Superior Group of	5	114
Tapestry	161	5,091
Target	291	52,720
Taylor Morrison Home, Cl A *	73	1,897
Tempur Sealy International *	120	3,168
Tenneco, Cl A *	35	353
Terminix Global Holdings *	77	3,671
Tesla *	440	349,153
Texas Roadhouse, Cl A	38	2,896
Thor Industries	31	3,751
Tilly’s, Cl A	13	127
TJX	698	44,700
Toll Brothers	67	3,424
TopBuild *	19	3,799
Tractor Supply	67	9,497
TRI Pointe Group *	72	1,454

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Tupperware Brands *	27	$812
Turtle Beach *	8	239
Ulta Beauty *	31	8,673
Under Armour, Cl A *	109	1,907
Unifi *	10	239
Universal Electronics *	8	434
Universal Technical Institute *	17	103
Urban Outfitters *	33	905
Vail Resorts	23	6,117
Vera Bradley *	13	110
VF	210	16,143
Vista Outdoor *	33	963
Visteon *	16	2,040
Vivint Smart Home *	7	132
VOXX International, Cl A *	9	168
Vroom *	56	2,062
Waitr Holdings *	57	202
Wayfair, Cl A *	38	10,348
Wendy’s	120	2,448
Weyco Group	3	52
Whirlpool	35	6,478
Williams-Sonoma	45	5,801
Wingstop	17	2,551
Winmark	2	341
Winnebago Industries	19	1,312
Wolverine World Wide	46	1,317
Workhorse Group *	59	2,025
WW International *	36	956
Wyndham Destinations	49	2,168
Wyndham Hotels & Resorts	53	3,083
XPEL *	9	432
YETI Holdings *	45	2,962
Yum! Brands	175	17,761
ZAGG *	17	71
Zumiez *	12	517

		1,831,138

CONSUMER STAPLES — 5.2%
22nd Century Group *	80	200
Albertsons	44	764
Alico	2	59
Altria Group	1,082	44,449
Andersons	18	414
Archer-Daniels-Midland	322	16,103
B&G Foods	37	1,409
BellRing Brands, Cl A *	23	535
Beyond Meat *	21	3,740
BJ’s Wholesale Club Holdings *	79	3,324
Boston Beer, Cl A *	5	4,584

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Brown-Forman, Cl B	176	$12,614
Bunge	81	5,301
Calavo Growers	10	762
Cal-Maine Foods *	21	805
Campbell Soup	118	5,677
Casey’s General Stores	21	3,937
Celsius Holdings *	16	854
Central Garden & Pet, Cl A *	23	897
Chefs’ Warehouse *	19	519
Clorox	73	15,291
Coca-Cola	2,487	119,749
Coca-Cola Consolidated	3	801
Colgate-Palmolive	498	38,844
Conagra Brands	284	9,826
Constellation Brands, Cl A	95	20,038
Coty, Cl A	168	1,070
Darling Ingredients *	93	5,767
Edgewell Personal Care	32	1,069
elf Beauty *	25	544
Energizer Holdings	34	1,491
Estee Lauder, Cl A	131	31,001
Flowers Foods	111	2,549
Fresh Del Monte Produce	20	489
Freshpet *	23	3,204
General Mills	355	20,626
Grocery Outlet Holding *	47	2,006
Hain Celestial Group *	57	2,370
Herbalife Nutrition *	68	3,465
Hershey	86	12,508
HF Foods Group *	21	164
Hormel Foods	164	7,685
Hostess Brands, Cl A *	72	1,105
Ingles Markets, Cl A	8	380
Ingredion	39	2,943
Inter Parfums	10	622
J&J Snack Foods	8	1,221
JM Smucker	65	7,567
John B Sanfilippo & Son	5	402
Kellogg	199	11,729
Keurig Dr Pepper	252	8,014
Kimberly-Clark	198	26,156
Kraft Heinz	564	18,900
Lamb Weston Holdings	85	6,350
Lancaster Colony	10	1,746
Landec *	17	181
Lifevantage *	8	72
Limoneira	9	144
McCormick	144	12,894

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Medifast	7	$1,643
MGP Ingredients	8	463
Molson Coors Beverage, Cl B	101	5,066
Mondelez International, Cl A	831	46,071
Monster Beverage *	217	18,842
National Beverage	7	1,061
Natural Grocers by Vitamin Cottage	5	83
Nature’s Sunshine Products *	9	144
Nu Skin Enterprises, Cl A	29	1,678
Oil-Dri Corp of America	3	104
PepsiCo	803	109,666
Performance Food Group *	76	3,563
Philip Morris International	906	72,163
Pilgrim’s Pride *	28	543
Post Holdings *	36	3,415
PriceSmart	13	1,220
Procter & Gamble	1,444	185,135
Reynolds Consumer Products	32	960
Sanderson Farms	12	1,634
Seneca Foods, Cl A *	4	145
Simply Good Foods *	49	1,398
SpartanNash	20	370
Spectrum Brands Holdings	23	1,738
Sprouts Farmers Market *	68	1,540
Sysco	296	21,167
Tootsie Roll Industries	10	396
TreeHouse Foods *	33	1,394
Turning Point Brands	7	330
Tyson Foods, Cl A	167	10,740
United Natural Foods *	32	867
Universal	14	642
US Foods Holding *	128	3,967
USANA Health Sciences *	7	579
Vector Group	74	869
Village Super Market, Cl A	5	105
WD-40	8	2,435
Weis Markets	10	493

		1,010,559

ENERGY — 2.5%
Antero Midstream	177	1,434
Antero Resources *	131	909
Apache	219	3,127
Arch Resources	9	431
Archrock	75	665
Aspen Aerogels *	15	301
Baker Hughes, Cl A	382	7,674
Berry Petroleum	46	177
Bonanza Creek Energy *	11	227

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Brigham Minerals, Cl A	23	$308
Bristow Group *	17	412
Cabot Oil & Gas	227	4,161
Cactus, Cl A	27	707
Callon Petroleum *	22	304
Centennial Resource Development, Cl A *	98	229
ChampionX *	116	1,774
Cheniere Energy *	144	9,120
Chevron	1,122	95,594
Cimarex Energy	58	2,446
Clean Energy Fuels *	83	849
CNX Resources *	128	1,622
Comstock Resources *	42	191
ConocoPhillips	786	31,464
CONSOL Energy *	15	122
Contango Oil & Gas *	54	129
Continental Resources	37	729
Core Laboratories	26	857
CVR Energy	59	1,009
Delek US Holdings	42	788
Devon Energy	337	5,547
DHT Holdings	83	446
Diamond S Shipping *	15	96
Diamondback Energy	91	5,159
DMC Global	8	457
Dorian LPG *	24	278
Dril-Quip *	20	602
EOG Resources	338	17,224
Equities	146	2,381
Equitrans Midstream	236	1,569
Exterran *	19	82
Exxon Mobil	2,461	110,351
Falcon Minerals	21	64
Frank’s International *	91	253
Geospace Technologies *	8	65
Goodrich Petroleum *	5	48
Green Plains *	20	384
Halliburton	510	8,991
Helix Energy Solutions Group *	82	338
Helmerich & Payne	61	1,481
Hess	160	8,637
HollyFrontier	94	2,675
International Seaways	16	256
Kinder Morgan	1,131	15,924
Laredo Petroleum *	5	116
Liberty Oilfield Services, Cl A	25	301
Magnolia Oil & Gas *	70	593
Marathon Oil	459	3,323

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Marathon Petroleum	377	$16,271
Matador Resources *	64	978
Matrix Service *	15	177
Murphy Oil	84	1,039
Nabors Industries	4	286
National Energy Services Reunited *	36	388
Natural Gas Services Group *	7	57
Newpark Resources *	51	122
NexTier Oilfield Solutions *	98	325
Northern Oil and Gas	20	204
NOV	225	2,786
Occidental Petroleum	541	10,852
Oceaneering International *	57	482
Oil States International *	35	196
ONEOK	257	10,236
Overseas Shipholding Group, Cl A *	40	83
Ovintiv	151	2,380
Par Pacific Holdings *	31	412
Patterson-UTI Energy	107	658
PBF Energy, Cl A	55	466
PDC Energy *	57	1,237
Peabody Energy	56	214
Penn Virginia *	9	90
Phillips 66	254	17,221
Pioneer Natural Resources	116	14,024
Plains GP Holdings, Cl A	104	899
ProPetro Holding *	41	328
QEP Resources	138	393
Range Resources *	146	1,345
Renewable Energy Group *	22	1,971
REX American Resources *	3	229
RPC *	34	152
Schlumberger	810	17,990
SEACOR Holdings *	11	459
Select Energy Services, Cl A *	43	216
SM Energy	62	520
Solaris Oilfield Infrastructure, Cl A	17	155
Southwestern Energy *	373	1,406
Talos Energy *	10	85
Targa Resources	133	3,640
Tellurian *	118	358
Tidewater *	22	209
Transocean *	338	1,136
US Silica Holdings	41	334
Valero Energy	237	13,374
Viper Energy Partners	35	481

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
W&T Offshore *	54	$131
Whiting Petroleum *	22	447
Williams	705	14,967
World Fuel Services	36	1,101

		498,911

FINANCIALS — 11.5%
1st Constitution Bancorp	5	77
1st Source	10	394
ACNB	5	125
Affiliated Managers Group	27	2,975
AGNC Investment ‡	316	4,930
Alerus Financial	8	192
Alleghany	8	4,535
Allegiance Bancshares	11	387
Allstate	181	19,400
Ally Financial	217	8,211
Altabancorp	7	225
Amalgamated Bank, Cl A	8	117
A-Mark Precious Metals	3	86
Ambac Financial Group *	26	375
Amerant Bancorp, Cl A *	12	171
American Equity Investment Life Holding	53	1,547
American Express	469	54,526
American Financial Group	45	4,236
American International Group	502	18,795
American National Bankshares	6	168
American National Group	11	972
Ameriprise Financial	70	13,851
Ameris Bancorp	38	1,486
AMERISAFE	11	610
Ames National	5	113
Annaly Capital Management ‡	814	6,610
Anworth Mortgage Asset ‡	57	139
Apollo Commercial Real Estate Finance ‡	81	906
Apollo Global Management, Cl A	119	5,467
Arbor Realty Trust ‡	62	884
Arch Capital Group *	229	7,193
Ares Commercial Real Estate ‡	18	204
Ares Management, Cl A	62	2,800
Argo Group International Holdings	20	807
Arlington Asset Investment, Cl A ‡	20	72
ARMOUR Residential ‡	37	413
Arrow Financial	9	265
Arthur J Gallagher	110	12,695
Artisan Partners Asset Management, Cl A	34	1,646

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Assetmark Financial Holdings *	10	$230
Associated Banc-Corp	88	1,579
Assurant	34	4,606
Assured Guaranty	46	1,645
Athene Holding, Cl A *	78	3,189
Atlantic Capital Bancshares *	12	215
Atlantic Union Bankshares	45	1,478
Atlanticus Holdings *	4	103
Auburn National Bancorporation	1	40
Axis Capital Holdings	44	2,020
Axos Financial *	31	1,207
B. Riley Financial	8	386
Banc of California	28	472
BancFirst	10	576
Bancorp *	29	486
BancorpSouth Bank	60	1,659
Bank First	4	264
Bank of America	5,036	149,317
Bank of Commerce Holdings	9	91
Bank of Hawaii	23	1,798
Bank of Marin Bancorp	7	260
Bank of New York Mellon	515	20,512
Bank OZK	71	2,638
BankFinancial	8	68
BankUnited	53	1,836
Bankwell Financial Group	3	58
Banner	20	885
Bar Harbor Bankshares	9	194
BCB Bancorp	9	103
Berkshire Hathaway, Cl B *	815	185,714
BGC Partners, Cl A	164	582
BlackRock, Cl A	83	58,205
Blackstone Group, Cl A	388	26,070
Blucora*	27	447
BOK Financial	18	1,329
Boston Private Financial Holdings	47	573
Bridge Bancorp	11	269
Bridgewater Bancshares *	13	167
Brighthouse Financial *	54	1,909
Brightsphere Investment Group	47	862
Broadmark Realty Capital ‡	70	720
Brookline Bancorp	45	567
Brown & Brown	137	5,903
BRP Group, Cl A *	16	371
Bryn Mawr Bank	11	342
Business First Bancshares	11	223
Byline Bancorp	14	225
C&F Financial	2	79

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Cadence BanCorp, Cl A	71	$1,272
California BanCorp *	4	54
Cambridge Bancorp	4	294
Camden National	8	300
Cannae Holdings *	50	1,900
Capital City Bank Group	8	179
Capital One Financial	263	27,420
Capitol Federal Financial	75	932
Capstar Financial Holdings	10	145
Capstead Mortgage ‡	55	294
Carlyle Group	106	3,421
Cathay General Bancorp	44	1,488
CB Financial Services	3	54
Cboe Global Markets	63	5,779
CBTX	10	263
Central Pacific Financial	16	318
Central Valley Community Bancorp	6	92
Century Bancorp, Cl A	1	79
Charles Schwab	969	49,942
Chemung Financial	2	67
Cherry Hill Mortgage Investment ‡	9	79
Chimera Investment ‡	133	1,343
ChoiceOne Financial Services	4	103
Chubb	261	38,020
Cincinnati Financial	87	7,316
CIT Group	57	2,103
Citigroup	1,212	70,284
Citizens, Cl A *	27	163
Citizens & Northern	9	172
City Holding	9	621
Civista Bancshares	9	153
CME Group, Cl A	206	37,438
CNA Financial	158	6,070
CNB Financial	9	189
Coastal Financial *	5	99
Codorus Valley Bancorp	5	79
Cohen & Steers	14	917
Colony Bankcorp	4	55
Colony Credit Real Estate ‡	48	379
Columbia Banking System	41	1,579
Columbia Financial *	29	447
Comerica	80	4,576
Commerce Bancshares	66	4,412
Community Bank System	31	2,010
Community Bankers Trust	13	94
Community Financial	3	71
Community Trust Bancorp	10	365
ConnectOne Bancorp	20	425

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
County Bancorp	3	$65
Cowen, Cl A	14	352
Crawford, Cl A	9	68
Credit Acceptance *	8	3,086
CrossFirst Bankshares *	26	299
Cullen	33	3,044
Curo Group Holdings	10	145
Customers Bancorp *	17	378
Diamond Hill Investment Group	2	296
Dime Community Bancshares	16	254
Discover Financial Services	178	14,870
Donegal Group, Cl A	7	97
Donnelley Financial Solutions *	19	340
Dynex Capital ‡	13	235
Eagle Bancorp	18	765
Eagle Bancorp Montana	4	86
East West Bancorp	82	4,915
Eaton Vance	64	4,297
eHealth *	14	670
Ellington Financial ‡	24	359
Ellington Residential Mortgage REIT ‡	5	60
Employers Holdings	17	519
Encore Capital Group *	17	505
Enova International *	20	452
Enterprise Bancorp	5	127
Enterprise Financial Services	14	494
Equitable Holdings	236	5,848
Equity Bancshares, Cl A *	8	177
Erie Indemnity, Cl A	15	3,647
Esquire Financial Holdings *	4	88
ESSA Bancorp	5	71
Essent Group	64	2,677
Evans Bancorp	3	89
Evercore, Cl A	22	2,400
Everest Re Group	23	4,855
EZCORP, Cl A *	29	130
FactSet Research Systems	22	6,651
Farmers & Merchants Bancorp	6	137
Farmers National Banc	15	200
FB Financial	19	710
FBL Financial Group, Cl A	6	336
Federal Agricultural Mortgage, Cl C	5	380
Federated Hermes, Cl B	55	1,485
FedNat Holding	6	31
Fidelity D&D Bancorp	2	98
Fidelity National Financial	158	5,735
Fifth Third Bancorp	413	11,948

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Financial Institutions	9	$206
First American Financial	63	3,294
First Bancorp	16	545
First Bancorp	6	144
First Bancshares	12	359
First Bank	11	100
First Busey	29	599
First Business Financial Services	5	96
First Capital	2	96
First Choice Bancorp	6	118
First Citizens BancShares, Cl A	3	1,788
First Commonwealth Financial	56	657
First Community	4	68
First Financial	7	269
First Financial Bancorp	56	1,026
First Financial Bankshares	75	2,841
First Foundation	22	446
First Guaranty Bancshares	3	48
First Hawaiian	75	1,744
First Horizon National	317	4,403
First Internet Bancorp	5	153
First Interstate BancSystem, Cl A	24	928
First Merchants	31	1,168
First Mid Bancshares	8	271
First Midwest Bancorp	66	1,091
First Northwest Bancorp	5	69
First of Long Island	13	217
First Republic Bank	100	14,499
First Savings Financial Group	1	60
First United	4	63
First Western Financial *	4	74
FirstCash	23	1,354
Flagstar Bancorp	25	1,071
Flushing Financial	16	292
FNB	187	1,844
FNCB Bancorp	10	61
Focus Financial Partners, Cl A *	16	761
Franklin Financial Services	2	54
Franklin Resources	158	4,154
FS Bancorp	2	107
Fulton Financial	94	1,260
FVCBankcorp *	6	93
Genworth Financial, Cl A *	292	829
German American Bancorp	14	474
Glacier Bancorp	55	2,566
Globe Life	61	5,514
Goldman Sachs Group	193	52,336
Goosehead Insurance, Cl A	10	1,336

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Granite Point Mortgage Trust ‡	32	$298
Great Ajax ‡	12	118
Great Southern Bancorp	6	295
Great Western Bancorp	32	768
Green Dot, Cl A *	29	1,457
Greenhill	8	93
Greenlight Capital Re, Cl A *	15	113
Guaranty Bancshares	4	134
Hamilton Lane, Cl A	18	1,357
Hancock Whitney	50	1,707
Hanmi Financial	18	249
Hanover Insurance Group	22	2,474
HarborOne Bancorp	31	337
Hartford Financial Services Group	208	9,988
Hawthorn Bancshares	4	73
HBT Financial	5	75
HCI Group	4	223
Heartland Financial USA	20	853
Heritage Commerce	33	290
Heritage Financial	21	496
Heritage Insurance Holdings	14	130
Hilltop Holdings	40	1,202
Home Bancorp	4	113
Home BancShares	88	1,866
HomeStreet	12	437
HomeTrust Bancshares	9	189
Hope Bancorp	68	760
Horace Mann Educators	24	940
Houlihan Lokey, Cl A	30	1,946
Howard Bancorp *	7	85
Huntington Bancshares	585	7,737
Independence Holding	3	116
Independent Bank	19	1,427
Independent Bank	12	220
Independent Bank Group	21	1,290
Interactive Brokers Group, Cl A	43	2,631
Intercontinental Exchange	317	34,981
International Bancshares	31	1,172
Invesco	263	5,415
Invesco Mortgage Capital ‡	105	424
Investar Holding	6	97
Investors Bancorp	133	1,531
Investors Title	1	143
James River Group Holdings	17	756
Jefferies Financial Group	120	2,802
JPMorgan Chase	1,761	226,588
Kearny Financial	48	497
Kemper	36	2,533

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
KeyCorp	566	$9,543
Kinsale Capital Group	12	2,251
KKR Real Estate Finance Trust ‡	17	291
Ladder Capital, Cl A ‡	62	609
Lakeland Bancorp	28	367
Lakeland Financial	14	822
Lazard, Cl A	64	2,637
LCNB	7	108
Lemonade *	13	1,888
LendingClub *	40	434
LendingTree *	5	1,628
Level One Bancorp	3	63
Lincoln National	105	4,776
Live Oak Bancshares	16	638
Loews	140	6,341
LPL Financial Holdings	46	4,984
Luther Burbank	17	166
M&T Bank	74	9,803
Macatawa Bank	15	125
Mackinac Financial	5	63
MainStreet Bancshares *	5	85
Malvern Bancorp *	4	63
Markel *	8	7,756
MarketAxess Holdings	21	11,356
Marsh & McLennan	295	32,423
MBIA *	30	184
Mercantile Bank	9	244
Merchants Bancorp	5	149
Mercury General	15	795
Meridian	3	61
Meridian Bancorp	27	409
Meta Financial Group	19	734
Metrocity Bankshares	10	142
MFA Financial ‡	218	794
MGIC Investment	194	2,274
Mid Penn Bancorp	4	87
Middlefield Banc	3	62
Midland States Bancorp	12	221
MidWestOne Financial Group	9	221
MMA Capital Holdings *	3	71
Moelis, Cl A	32	1,591
Moody’s	109	29,022
Morgan Stanley	798	53,506
Morningstar	13	2,989
Mortgage Investment Trust ‡	20	71
Mr Cooper Group *	43	1,171
MSCI, Cl A	47	18,579
MVB Financial	6	134

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Nasdaq	67	$9,063
National Bank Holdings, Cl A	17	566
National Bankshares	4	124
National Western Life Group, Cl A	2	360
Navient	111	1,249
NBT Bancorp	25	825
Nelnet, Cl A	10	688
New Residential Investment ‡	241	2,263
New York Community Bancorp	261	2,730
New York Mortgage Trust ‡	219	817
NI Holdings *	4	68
Nicolet Bankshares *	5	339
NMI Holdings, Cl A *	49	1,039
Northern Trust	119	10,614
Northfield Bancorp	28	346
Northrim BanCorp	4	128
Northwest Bancshares	70	892
Norwood Financial	4	99
OceanFirst Financial	34	617
Ocwen Financial	4	98
Ohio Valley Banc	2	43
Old National Bancorp	95	1,595
Old Republic International	166	3,005
Old Second Bancorp	16	157
OneMain Holdings, Cl A	50	2,328
OP Bancorp	7	53
Oportun Financial *	9	144
Oppenheimer Holdings, Cl A	5	173
Orchid Island Capital, Cl A ‡	40	207
Origin Bancorp	12	379
Orrstown Financial Services	6	104
Pacific Premier Bancorp	54	1,795
PacWest Bancorp	67	2,023
Palomar Holdings *	13	1,295
Park National	9	972
Parke Bancorp	6	104
PCB Bancorp	7	83
PCSB Financial	8	118
Peapack Gladstone Financial	11	259
Penns Woods Bancorp	4	86
PennyMac Financial Services	34	1,972
PennyMac Mortgage Investment Trust ‡	57	983
Peoples Bancorp	11	335
Peoples Bancorp of North Carolina	3	60
Peoples Financial Services	4	144
People’s United Financial	246	3,360

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Pinnacle Financial Partners	43	$2,947
Pioneer Bancorp *	7	73
Piper Sandler	10	913
PJT Partners	13	897
Plumas Bancorp	2	50
PNC Financial Services Group	246	35,306
PRA Group *	26	857
Premier Financial	21	583
Premier Financial Bancorp	7	108
Primerica	23	3,204
Principal Financial Group	159	7,834
ProAssurance	31	568
Professional Holding, Cl A *	7	105
Progressive	340	29,645
ProSight Global *	16	199
Prosperity Bancshares	52	3,507
Protective Insurance	5	70
Provident Financial Holdings	3	48
Provident Financial Services	41	759
Prudential Financial	230	18,004
Pzena Investment Management, Cl A	10	83
QCR Holdings	9	349
Radian Group	111	2,131
Raymond James Financial	71	7,095
RBB Bancorp	9	149
Ready Capital ‡	32	364
Red River Bancshares	3	140
Redwood Trust ‡	66	566
Regional Management	6	170
Regions Financial	557	9,475
Reinsurance Group of America, Cl A	39	4,097
Reliant Bancorp	8	164
Renasant	31	1,097
Republic Bancorp, Cl A	6	217
Republic First Bancorp *	28	78
Richmond Mutual Bancorporation	7	89
Riverview Bancorp	12	63
RLI	23	2,226
S&P Global	140	44,380
S&T Bancorp	22	559
Safeguard Scientifics *	11	75
Safety Insurance Group	8	588
Salisbury Bancorp	1	37
Sandy Spring Bancorp	27	897
Santander Consumer USA Holdings	41	906
SB Financial Group	4	69

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Sculptor Capital Management, Cl A	10	$170
Seacoast Banking Corp of Florida *	30	913
SEI Investments	70	3,699
Select Bancorp *	9	85
Selective Insurance Group	34	2,209
Selectquote *	56	1,183
ServisFirst Bancshares	27	1,109
Shore Bancshares	7	93
Sierra Bancorp	8	175
Signature Bank NY	31	5,121
Silvercrest Asset Management Group, Cl A	5	77
Simmons First National, Cl A	63	1,556
SLM	216	2,998
SmartFinancial	8	158
South Plains Financial	6	113
South State	41	2,859
Southern First Bancshares *	4	160
Southern Missouri Bancorp	5	153
Southern National Bancorp of Virginia	12	145
Southside Bancshares	18	565
Spirit MTA *,‡	23	18
Spirit of Texas Bancshares	8	144
Standard AVB Financial	2	66
Starwood Property Trust ‡	159	2,983
State Auto Financial	10	165
State Street	204	14,280
Sterling Bancorp	117	2,160
Stewart Information Services	15	696
Stifel Financial	57	2,954
Stock Yards Bancorp	12	542
StoneX Group *	9	482
Summit Financial Group	6	124
SVB Financial Group *	30	13,133
Synchrony Financial	339	11,407
Synovus Financial	85	3,162
T Rowe Price Group	130	20,342
TCF Financial	87	3,381
Territorial Bancorp	5	119
Texas Capital Bancshares *	29	1,746
TFS Financial	30	530
Timberland Bancorp	4	101
Tiptree	12	58
Tompkins Financial	8	535
TPG RE Finance Trust ‡	36	352
Tradeweb Markets, Cl A	52	3,161

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Travelers	147	$20,036
TriCo Bancshares	15	559
TriState Capital Holdings *	16	294
Triumph Bancorp *	13	745
Truist Financial	783	37,568
Trupanion *	17	1,907
TrustCo Bank NY	55	342
Trustmark	36	989
Two Harbors Investment ‡	158	959
UMB Financial	25	1,774
Umpqua Holdings	127	1,843
Union Bankshares	2	54
United Bankshares	74	2,343
United Community Banks	50	1,491
United Fire Group	12	330
United Insurance Holdings	12	61
United Security Bancshares	8	55
Unity Bancorp	4	75
Universal Insurance Holdings	17	228
Univest Financial	17	382
Unum Group	118	2,741
US Bancorp	876	37,537
Valley National Bancorp	229	2,338
Veritex Holdings	28	716
Victory Capital Holdings, Cl A	9	191
Virtu Financial, Cl A	58	1,611
Virtus Investment Partners	4	840
Voya Financial	73	4,049
Waddell & Reed Financial, Cl A	35	885
Walker & Dunlop	17	1,399
Washington Federal	44	1,152
Washington Trust Bancorp	10	436
Waterstone Financial	13	240
Webster Financial	52	2,431
Wells Fargo	2,405	71,861
WesBanco	38	1,102
West Bancorporation	9	185
Westamerica Bancorporation	15	837
Western Alliance Bancorp	54	3,682
Western Asset Mortgage Capital ‡	35	103
Western New England Bancorp	13	83
Westwood Holdings Group	4	47
White Mountains Insurance Group	2	2,040
Willis Towers Watson	75	15,220
Wintrust Financial	33	1,986
WisdomTree Investments	65	347
World Acceptance *	4	574
WR Berkley	79	4,909

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
WSFS Financial	29	$1,246
Zions Bancorp	94	4,149

		2,242,703

HEALTH CARE — 7.7%
1Life Healthcare *	37	1,872
89bio *	9	183
Abbott Laboratories	1,023	126,433
Abeona Therapeutics *	41	78
ABIOMED *	26	9,054
Acadia Healthcare *	51	2,585
ACADIA Pharmaceuticals *	92	4,421
Accelerate Diagnostics *	17	174
Acceleron Pharma *	30	3,466
Accuray *	51	252
AcelRx Pharmaceuticals *	52	114
Adamas Pharmaceuticals *	13	77
AdaptHealth, Cl A *	14	536
Adaptive Biotechnologies *	76	4,216
Addus HomeCare *	9	1,013
ADMA Biologics *	46	102
Adverum Biotechnologies *	50	616
Aeglea BioTherapeutics, Cl Savings Shares *	22	153
Aerie Pharmaceuticals *	26	447
Agenus *	89	328
Agile Therapeutics *	46	130
Agios Pharmaceuticals *	36	1,691
Akebia Therapeutics *	81	262
Akero Therapeutics *	10	294
Albireo Pharma *	11	403
Aldeyra Therapeutics *	21	235
Alector *	33	556
Alexion Pharmaceuticals *	127	19,473
Align Technology *	42	22,066
Alkermes *	92	1,931
Allakos *	15	2,000
Allogene Therapeutics *	39	1,353
Allscripts Healthcare Solutions *	92	1,518
Alnylam Pharmaceuticals *	67	10,082
Alphatec Holdings *	31	461
Amedisys *	19	5,459
AmerisourceBergen, Cl A	86	8,961
Amgen	341	82,328
Amicus Therapeutics *	148	2,799
AMN Healthcare Services *	27	1,947
AnaptysBio *	14	363
Anavex Life Sciences *	34	214
AngioDynamics *	21	394
ANI Pharmaceuticals *	6	171

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Apellis Pharmaceuticals *	34	$1,505
Apollo Medical Holdings *	11	242
Applied Genetic Technologies *	13	51
Applied Therapeutics *	8	168
Aptinyx, Cl A *	14	49
Apyx Medical *	17	158
Aquestive Therapeutics *	18	95
Arcturus Therapeutics Holdings *	11	797
Arcus Biosciences *	23	799
Arcutis Biotherapeutics *	13	355
Ardelyx *	38	258
Arena Pharmaceuticals *	34	2,524
Arrowhead Pharmaceuticals *	55	4,244
Arvinas *	15	1,132
Aspira Women’s Health *	30	268
Assembly Biosciences *	18	100
Atara Biotherapeutics *	41	757
Athenex *	43	562
Athersys *	103	199
Atreca, Cl A *	16	208
AtriCure *	25	1,456
Atrion	1	651
Avanos Medical *	27	1,223
Avid Bioservices *	33	481
Avrobio *	18	258
Axonics Modulation Technologies *	15	776
Axsome Therapeutics *	17	1,158
Aytu BioScience *	7	50
Beam Therapeutics *	18	1,736
Beyondspring *	8	97
BioCryst Pharmaceuticals *	101	861
BioDelivery Sciences International *	56	216
Biohaven Pharmaceutical Holding *	30	2,557
BioMarin Pharmaceutical *	105	8,692
BioSig Technologies *	13	58
BioTelemetry *	19	1,358
Bioxcel Therapeutics *	7	324
Black Diamond Therapeutics *	13	322
Bluebird Bio *	38	1,693
Blueprint Medicines *	32	3,096
Boston Scientific *	831	29,451
BrainStorm Cell Therapeutics *	15	91
Bridgebio Pharma *	58	3,281
Bristol-Myers Squibb	1,313	80,658
Brookdale Senior Living *	105	519
Bruker	59	3,416

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Calithera Biosciences *	39	$112
Cantel Medical	20	1,579
Cara Therapeutics *	25	468
Cardiovascular Systems *	23	1,035
CareDx *	28	2,140
CASI Pharmaceuticals *	42	141
Castle Biosciences *	8	535
Castlight Health, Cl B *	54	96
Catalent *	95	10,930
Catalyst Biosciences *	12	68
Catalyst Pharmaceuticals *	56	204
Cellular Biomedicine Group *	7	137
CEL-SCI *	22	549
Cerner	178	14,260
Cerus *	95	626
Change Healthcare *	133	3,173
Checkpoint Therapeutics *	31	101
Chemed	9	4,661
ChemoCentryx *	31	1,767
Chiasma *	28	111
Chimerix *	27	229
ChromaDex *	22	104
Clovis Oncology *	50	395
Codexis *	32	745
Co-Diagnostics *	15	193
Coherus Biosciences *	39	733
Collegium Pharmaceutical *	19	459
Computer Programs & Systems	8	246
Concert Pharmaceuticals *	15	157
CONMED	16	1,790
Constellation Pharmaceuticals *	21	692
ContraFect *	14	68
CorMedix *	17	149
Cortexyme *	7	275
CorVel *	5	494
Covetrus *	51	1,738
Crinetics Pharmaceuticals *	14	201
Cross Country Healthcare *	20	175
CryoLife *	21	503
CryoPort *	22	1,500
Cue Biopharma *	15	203
Cutera *	10	242
Cyclerion Therapeutics *	17	54
Cymabay Therapeutics *	27	144
Cytokinetics *	38	747
CytomX Therapeutics *	26	180
CytoSorbents *	22	231
DaVita *	69	8,099

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Deciphera Pharmaceuticals *	22	$972
Denali Therapeutics *	39	2,672
DENTSPLY SIRONA	127	6,793
DermTech *	8	328
DexCom *	55	20,617
Dicerna Pharmaceuticals *	38	854
Durect *	115	237
Dyadic International *	11	61
Dynavax Technologies, Cl A *	57	360
Editas Medicine, Cl A *	36	2,209
Edwards Lifesciences *	359	29,646
Elanco Animal Health *	232	6,735
Eli Lilly	463	96,290
Emergent BioSolutions *	26	2,778
Enanta Pharmaceuticals *	10	481
Encompass Health	57	4,583
Ensign Group	30	2,348
Envista Holdings *	92	3,270
Enzo Biochem *	26	73
Epizyme *	51	558
Esperion Therapeutics *	16	504
Eton Pharmaceuticals *	10	89
Evelo Biosciences *	9	158
Evofem Biosciences *	46	121
Evolent Health, Cl A *	49	836
Evolus *	13	88
Exact Sciences *	87	11,933
Exagen *	3	47
Exelixis *	177	3,931
Exicure *	34	72
Fate Therapeutics *	47	4,260
FibroGen *	48	2,313
Five Prime Therapeutics *	21	351
Flexion Therapeutics *	24	292
Fortress Biotech *	38	121
Frequency Therapeutics *	17	663
Fulcrum Therapeutics *	8	88
Fulgent Genetics *	7	773
G1 Therapeutics *	16	386
Galectin Therapeutics *	24	47
GenMark Diagnostics *	39	539
Gilead Sciences	730	47,888
Glaukos *	25	2,217
Global Blood Therapeutics *	35	1,754
GlycoMimetics *	22	80
Gossamer Bio *	33	333
Guardant Health *	46	7,153
Haemonetics *	29	3,314

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Halozyme Therapeutics *	77	$3,664
Hanger *	21	430
Harpoon Therapeutics *	9	174
Health Catalyst *	18	894
HealthEquity *	44	3,676
HealthStream *	15	349
Heron Therapeutics *	53	920
Heska *	5	837
Hill-Rom Holdings	39	3,746
HMS Holdings *	51	1,878
Hologic *	150	11,960
Homology Medicines *	17	207
Hookipa Pharma *	7	75
Horizon Therapeutics *	121	8,770
iBio	100	160
Icad *	12	182
ICU Medical *	11	2,249
IDEXX Laboratories *	49	23,455
IGM Biosciences *	8	763
Immunic *	8	132
ImmunoGen *	101	720
Immunovant *	21	820
Inari Medical *	10	954
Incyte *	126	11,309
InfuSystem Holdings *	11	194
Innoviva *	40	480
Inogen *	11	538
Inovalon Holdings, Cl A *	43	1,049
Inovio Pharmaceuticals *	95	1,211
Insmed *	57	2,143
Inspire Medical Systems *	15	3,023
Insulet *	38	10,153
Integer Holdings *	19	1,402
Integra LifeSciences Holdings *	42	2,774
Intellia Therapeutics *	29	1,816
Intercept Pharmaceuticals *	16	564
Intersect ENT *	18	404
Intra-Cellular Therapies *	40	1,286
IntriCon *	5	92
Intuitive Surgical *	68	50,840
Invacare	19	178
Invitae *	83	4,110
Ionis Pharmaceuticals *	77	4,625
Iovance Biotherapeutics *	80	3,507
iRadimed *	4	99
iRhythm Technologies *	17	2,863
Ironwood Pharmaceuticals, Cl A *	90	920
IVERIC bio *	44	231

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Jazz Pharmaceuticals PLC *	31	$4,820
Joint *	7	228
Jounce Therapeutics *	11	124
Kadmon Holdings *	95	456
Kala Pharmaceuticals *	28	208
Kaleido Biosciences *	7	105
KalVista Pharmaceuticals *	7	106
Karuna Therapeutics *	10	992
Kezar Life Sciences *	22	117
Kindred Biosciences *	22	110
Kiniksa Pharmaceuticals, Cl A *	16	315
Kodiak Sciences *	22	2,779
Krystal Biotech *	8	558
Kura Oncology *	30	899
Lannett *	17	132
Lantheus Holdings *	38	618
LeMaitre Vascular	10	481
LHC Group *	18	3,586
Liquidia Technologies *	13	36
LivaNova *	28	1,761
MacroGenics *	31	634
Madrigal Pharmaceuticals *	6	713
Magenta Therapeutics *	17	150
MannKind *	125	440
Marinus Pharmaceuticals *	16	199
Masimo *	30	7,678
MediciNova *	23	133
MEI Pharma *	58	187
MeiraGTx Holdings *	15	215
Meridian Bioscience *	25	553
Merit Medical Systems *	31	1,679
Mersana Therapeutics *	33	629
Mesa Laboratories	3	831
Mettler-Toledo International *	14	16,353
Minerva Neurosciences *	20	64
Mirati Therapeutics *	26	5,339
Mirum Pharmaceuticals *	6	109
Misonix *	7	96
Moderna *	188	32,554
ModivCare *	8	1,269
Molecular Templates *	21	240
Morphic Holding *	7	236
Mustang Bio *	24	100
Myovant Sciences *	19	443
Myriad Genetics *	42	1,157
NanoString Technologies *	25	1,751
NantKwest *	20	378
Natera *	45	4,799

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
National HealthCare	7	$448
National Research	8	362
Natus Medical *	19	463
Nektar Therapeutics, Cl A *	103	2,029
Neogen *	31	2,507
Neoleukin Therapeutics *	19	239
NeuBase Therapeutics *	10	91
NeuroBo Pharmaceuticals *	3	15
Neurocrine Biosciences *	54	5,926
Nevro *	19	3,074
NextCure *	10	116
NextGen Healthcare *	32	633
NGM Biopharmaceuticals *	10	257
Novavax *	36	7,954
Ocular Therapeutix *	38	690
Odonate Therapeutics *	21	485
Omeros *	34	662
Omnicell *	24	2,827
Oncocyte *	33	169
Ontrak *	4	317
OptimizeRx *	7	316
Optinose *	18	72
Option Care Health *	31	573
OraSure Technologies *	41	624
OrthoPediatrics *	8	369
Ovid therapeutics *	22	62
Owens & Minor	41	1,192
Oxford Immunotec Global *	15	328
Oyster Point Pharma *	5	94
Pacific Biosciences of California *	95	3,073
Pacira BioSciences *	25	1,652
Palatin Technologies *	129	114
Paratek Pharmaceuticals *	23	149
Passage Bio *	13	243
Patterson	49	1,552
PAVmed *	23	47
PDL BioPharma *	64	158
Pennant Group *	15	807
Penumbra *	20	5,222
Personalis *	13	500
PetIQ, Cl A *	14	485
Phathom Pharmaceuticals *	8	308
Phibro Animal Health, Cl A	12	249
Phreesia *	18	1,175
Pieris Pharmaceuticals *	29	74
PRA Health Sciences *	37	4,560
Precision BioSciences *	25	303
Premier, Cl A	70	2,371

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Prestige Consumer Healthcare *	29	$1,160
Progyny *	20	935
Protagonist Therapeutics *	18	373
Protara Therapeutics *	5	90
Provention Bio *	26	358
PTC Therapeutics *	38	2,197
Pulse Biosciences *	8	273
Puma Biotechnology *	19	223
Quanterix *	13	842
Quest Diagnostics	78	10,074
Quidel *	22	5,521
R1 RCM *	66	1,665
Radius Health *	27	505
RadNet *	25	448
RAPT Therapeutics *	9	179
Reata Pharmaceuticals, Cl A *	16	1,657
Regeneron Pharmaceuticals *	59	29,727
REGENXBIO *	20	827
Relmada Therapeutics *	9	294
Replimune Group *	13	504
Repro-Med Systems *	23	93
ResMed	84	16,932
Revance Therapeutics *	35	890
REVOLUTION Medicines *	24	1,011
Rhythm Pharmaceuticals *	21	644
Rigel Pharmaceuticals *	96	349
Rocket Pharmaceuticals *	30	1,652
Rockwell Medical *	49	59
Royalty Pharma, Cl A	168	7,898
Rubius Therapeutics *	19	227
Sage Therapeutics *	29	2,339
Sangamo Therapeutics *	68	929
Sarepta Therapeutics *	44	3,934
Scholar Rock Holding *	12	716
Schrodinger *	31	2,800
scPharmaceuticals *	10	63
Seagen *	100	16,427
SeaSpine Holdings *	13	211
Select Medical Holdings *	62	1,593
Selecta Biosciences *	46	184
Seres Therapeutics *	34	807
Shockwave Medical *	16	1,857
SI-BONE *	14	410
Sientra *	25	117
SIGA Technologies *	27	174
Silk Road Medical *	18	982
Simulations Plus	9	712
Soleno Therapeutics *	31	61

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE— continued
Soliton *	6	$65
Spectrum Pharmaceuticals *	83	298
Spero Therapeutics *	12	217
SpringWorks Therapeutics *	18	1,500
STAAR Surgical *	26	2,667
Stereotaxis *	36	173
STERIS	49	9,168
Stoke Therapeutics *	9	550
Strongbridge Biopharma *	31	84
Supernus Pharmaceuticals *	29	852
Surmodics *	8	364
Sutro Biopharma *	14	310
Syndax Pharmaceuticals *	17	341
Syneos Health, Cl A *	40	2,974
Syros Pharmaceuticals *	23	252
Tabula Rasa HealthCare *	12	681
Tactile Systems Technology *	11	600
Tandem Diabetes Care *	34	3,150
TCR2 Therapeutics *	14	360
Teladoc Health *	49	12,928
Teleflex	27	10,196
TG Therapeutics *	67	3,234
Theravance Biopharma *	29	541
Tivity Health *	24	541
Translate Bio *	37	884
TransMedics Group *	13	296
Travere Therapeutics *	29	732
Tricida *	23	151
Turning Point Therapeutics *	21	2,635
Twist Bioscience *	19	3,126
Ultragenyx Pharmaceutical *	33	4,573
United Therapeutics *	25	4,096
UNITY Biotechnology *	16	96
US Physical Therapy	7	842
Vanda Pharmaceuticals *	31	445
Vapotherm *	11	380
Varex Imaging *	23	445
Varian Medical Systems *	53	9,305
Vaxart *	63	755
Veeva Systems, Cl A *	79	21,839
Veracyte *	32	1,814
Verastem*	93	181
Verrica Pharmaceuticals *	7	82
Vertex Pharmaceuticals *	152	34,820
Viela Bio *	14	486
ViewRay *	61	271
Viking Therapeutics *	38	278
Vir Biotechnology *	27	1,743

COMMON STOCK — continued
	Shares	Value

HEALTH CARE— continued
Vocera Communications *	18	$791
Voyager Therapeutics *	14	106
Waters *	36	9,528
West Pharmaceutical Services	43	12,878
X4 Pharmaceuticals *	8	62
Xencor *	33	1,510
Xeris Pharmaceuticals *	26	132
XOMA *	6	217
Y-mAbs Therapeutics *	14	588
Zentalis Pharmaceuticals *	18	691
Zimmer Biomet Holdings	121	18,594
ZIOPHARM Oncology *	117	434
Zoetis, Cl A	277	42,727
Zogenix *	32	607
Zynerba Pharmaceuticals *	16	56
Zynex *	11	199

		1,495,302

INDUSTRIALS — 8.5%
3M	335	58,846
AAON	24	1,776
AAR	19	637
Acacia Research *	28	157
ACCO Brands	53	429
Acuity Brands	22	2,645
ADT	88	795
Advanced Drainage Systems	29	2,392
AECOM *	92	4,609
Aegion, Cl A *	17	312
AeroVironment *	13	1,492
AGCO	36	3,992
Air Lease, Cl A	62	2,457
Air Transport Services Group *	34	864
Alamo Group	7	977
Alaska Air Group	72	3,516
Albany International, Cl A	18	1,251
Allegiant Travel, Cl A	8	1,452
Allegion	53	5,672
Allied Motion Technologies	4	181
Allison Transmission Holdings	65	2,645
Alta Equipment Group *	13	123
Altra Industrial Motion	37	1,902
AMERCO	5	2,312
Ameresco, Cl A *	13	729
American Airlines Group	293	5,031
American Superconductor *	12	297
American Woodmark *	10	865
AMETEK	133	15,064
AO Smith	77	4,181

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Apogee Enterprises	15	$527
Applied Industrial Technologies	22	1,549
ArcBest	14	649
Arcosa	28	1,562
Argan	9	389
Armstrong World Industries	28	2,190
ASGN *	29	2,404
Astec Industries	13	773
Astronics *	13	162
Atkore International Group *	27	1,198
Atlas Air Worldwide Holdings *	15	777
Avis Budget Group *	40	1,654
Axon Enterprise *	36	5,910
AZEK, Cl A *	87	3,470
AZZ	15	714
Barnes Group	27	1,298
Barrett Business Services	4	252
Beacon Roofing Supply *	32	1,273
BG Staffing	6	76
Bloom Energy, Cl A *	55	1,920
Blue Bird *	7	144
Boise Cascade	22	1,048
Brady, Cl A	27	1,240
BrightView Holdings *	29	411
Brink’s	29	1,976
Builders FirstSource *	118	4,514
CAI International	9	292
Carlisle	31	4,493
Carrier Global	505	19,443
Casella Waste Systems, Cl A *	27	1,545
Caterpillar	315	57,595
CBIZ *	30	777
CECO Environmental *	18	125
CH Robinson Worldwide	78	6,674
Chart Industries *	21	2,522
Cintas	52	16,542
CIRCOR International *	12	384
Clean Harbors *	30	2,324
Colfax *	58	2,153
Columbus McKinnon	13	561
Comfort Systems USA	21	1,164
Concrete Pumping Holdings *	16	87
Construction Partners, Cl A *	17	483
Copart *	122	13,390
Cornerstone Building Brands *	25	285
CoStar Group *	23	20,693
Covanta Holding	76	1,075
Covenant Transportation Group, Cl A *	7	106

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
CRA International	4	$213
Crane	29	2,195
CSW Industrials	8	932
CSX	445	38,161
Cubic	18	1,101
Cummins	84	19,691
Curtiss-Wright	24	2,491
Daseke *	24	126
Deere	182	52,562
Delta Air Lines	370	14,045
Deluxe	24	813
Donaldson	73	4,339
Douglas Dynamics	13	530
Dover	83	9,669
Ducommun *	6	296
DXP Enterprises *	9	209
Dycom Industries *	18	1,461
Eagle Bulk Shipping	6	117
Eastern	3	71
Eaton	233	27,424
Echo Global Logistics *	15	395
EMCOR Group	31	2,737
Emerson Electric	346	27,455
Encore Wire	12	693
Energous *	22	73
Energy Recovery *	21	291
Enerpac Tool Group, Cl A	34	689
EnerSys	24	1,974
Ennis	15	273
EnPro Industries	12	866
Equifax	71	12,575
ESCO Technologies	15	1,426
EVI Industries	2	72
Evoqua Water Technologies *	55	1,499
ExOne *	8	222
Expeditors International of Washington	97	8,683
Exponent	30	2,477
Fastenal	333	15,181
Federal Signal	35	1,144
FedEx	141	33,183
Flowserve	76	2,703
Fluor	73	1,262
Forrester Research *	6	238
Fortune Brands Home & Security	80	6,900
Forward Air	16	1,147
Franklin Covey *	7	168
Franklin Electric	22	1,527
FTI Consulting *	21	2,309

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Share	Value

INDUSTRIALS — continued
FuelCell Energy *	160	$3,322
Gates Industrial *	26	367
GATX	20	1,856
Genco Shipping & Trading	21	166
Gencor Industries *	5	64
Generac Holdings *	36	8,871
General Finance *	8	59
Gibraltar Industries *	19	1,703
GMS *	24	696
Gorman-Rupp	10	315
GP Strategies *	9	109
Graco	97	6,687
GrafTech International	55	534
Graham	6	89
Granite Construction	27	799
Great Lakes Dredge & Dock *	37	504
Greenbrier	18	651
Griffon	31	696
H&E Equipment Services	18	495
Harsco *	45	748
Hawaiian Holdings	26	509
HC2 Holdings *	31	108
Healthcare Services Group	43	1,394
Heartland Express	28	526
HEICO	25	2,944
Heidrick & Struggles International	11	321
Helios Technologies	17	927
Herc Holdings *	17	1,088
Heritage-Crystal Clean *	9	195
Herman Miller	34	1,165
Hexcel	48	2,096
Hillenbrand	43	1,767
HNI	25	807
Honeywell International	407	79,516
Howmet Aerospace	252	6,194
Hub Group, Cl A *	19	1,000
Hubbell, Cl B	31	4,824
Hurco	4	118
Huron Consulting Group *	13	688
Hyster-Yale Materials Handling	4	359
IAA *	78	4,457
ICF International	11	848
IDEX	44	8,192
IES Holdings *	12	546
IHS Markit	231	20,115
Illinois Tool Works	184	35,735
Ingersoll Rand *	216	9,037
Insperity	21	1,648

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Insteel Industries	11	$278
Interface, Cl A	33	331
ITT	50	3,736
Jacobs Engineering Group	75	7,572
JB Hunt Transport Services	49	6,598
JELD-WEN Holding *	39	1,014
JetBlue Airways *	158	2,266
John Bean Technologies	18	2,086
Johnson Controls International	432	21,522
Kadant	7	1,001
Kaman	16	806
Kansas City Southern	54	10,944
KAR Auction Services	75	1,385
Kelly Services, Cl A	20	390
Kennametal	46	1,742
Kforce	11	469
Kimball International, Cl B	21	254
Kirby *	35	1,777
Knight-Swift Transportation Holdings, Cl A	91	3,640
Knoll	28	419
Korn Ferry	31	1,414
Landstar System	22	3,067
Lawson Products *	5	248
LB Foster, Cl A *	6	91
Lennox International	20	5,510
Lincoln Electric Holdings	33	3,779
Lindsay	6	839
LSI Industries	14	134
Lydall *	10	301
Lyft, Cl A *	138	6,135
Macquarie Infrastructure	51	1,417
Manitowoc *	20	263
ManpowerGroup	34	3,007
Marten Transport	34	539
Masco	151	8,201
MasTec *	33	2,546
Matson	25	1,495
Matthews International, Cl A	18	550
Maxar Technologies	35	1,465
McGrath RentCorp	14	977
Meritor *	40	1,032
Mesa Air Group *	18	118
Middleby *	32	4,343
Miller Industries	6	239
Moog, Cl A	17	1,256
MRC Global *	45	311
MSA Safety	21	3,279
MSC Industrial Direct, Cl A	26	2,017

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS— continued
Mueller Industries	32	$1,093
Mueller Water Products, Cl A	90	1,079
MYR Group *	9	500
Navistar International *	48	2,112
Nielsen Holdings	205	4,578
NN *	24	145
Nordson	32	5,728
Norfolk Southern	148	35,020
Northwest Pipe *	6	181
NOW *	63	522
NV5 Global *	6	524
nVent Electric	98	2,193
Old Dominion Freight Line	61	11,834
Omega Flex	2	370
Orion Energy Systems *	15	147
Oshkosh	39	3,572
Otis Worldwide	252	16,292
Owens Corning	62	4,811
PACCAR	198	18,062
PAM Transportation Services *	1	52
Park Aerospace	11	146
Parker-Hannifin	75	19,846
Park-Ohio Holdings	7	197
Parsons *	59	2,104
Patrick Industries	13	898
Pentair	97	5,283
PGT Innovations *	33	683
PICO Holdings *	11	95
Pitney Bowes	99	925
Plug Power *	231	14,592
Powell Industries	5	143
Primoris Services	26	757
Proto Labs *	15	3,177
Quad	19	89
Quanex Building Products	19	418
Quanta Services	80	5,638
Radiant Logistics *	21	122
Raven Industries	21	678
RBC Bearings *	14	2,343
Red Violet *	3	67
Regal Beloit	23	2,886
Republic Services, Cl A	185	16,746
Resideo Technologies *	72	1,663
Resources Connection	18	208
REV Group	15	155
Rexnord	70	2,650
Robert Half International	65	4,387
Rockwell Automation	67	16,652

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS— continued
Rollins	123	$4,430
Roper Technologies	61	23,968
RR Donnelley & Sons	41	98
Rush Enterprises, Cl A	24	1,008
Ryder System	31	1,940
Saia *	15	2,651
Schneider National, Cl B	31	651
Scorpio Bulkers	4	64
Sensata Technologies Holding *	90	4,905
Shyft Group	19	574
Simpson Manufacturing	25	2,300
SiteOne Landscape Supply *	25	3,942
SkyWest	28	1,092
Snap-on	31	5,580
Southwest Airlines	343	15,071
SP Plus *	13	377
Spirit AeroSystems Holdings, Cl A	61	2,066
Spirit Airlines *	57	1,479
SPX *	26	1,344
SPX FLOW *	24	1,271
Standex International	7	573
Stanley Black & Decker	93	16,135
Steelcase, Cl A	49	634
Stericycle *	53	3,470
Sterling Construction *	16	328
Sunrun *	111	7,689
Systemax	8	307
Team *	17	168
Teledyne Technologies *	21	7,497
Tennant	11	745
Terex	38	1,359
Tetra Tech	31	3,769
Thermon Group Holdings *	19	277
Timken	39	2,951
Titan International	33	228
Titan Machinery *	11	234
Toro	62	5,843
TPI Composites *	18	1,078
Trane Technologies PLC	139	19,926
Transcat *	4	146
TransDigm Group *	30	16,598
TransUnion	110	9,574
Trex *	67	6,149
TriMas *	25	791
TriNet Group *	24	1,779
Trinity Industries	65	1,808
Triumph Group	30	325
TrueBlue *	20	372

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Tutor Perini *	25	$372
Uber Technologies *	533	27,146
UFP Industries	35	1,888
UniFirst	9	1,915
Union Pacific	394	77,803
United Airlines Holdings *	169	6,758
United Parcel Service, Cl B	412	63,860
United Rentals *	42	10,206
Univar Solutions *	97	1,803
Universal Logistics Holdings	4	85
Upwork *	51	2,114
US Ecology	18	594
US Xpress Enterprises, Cl A *	11	74
Valmont Industries	12	2,315
Verisk Analytics, Cl A	94	17,249
Veritiv *	7	128
Vertiv Holdings, Cl A	128	2,575
Viad	12	414
Vicor *	12	1,038
Virgin Galactic Holdings *	119	5,271
VSE	5	173
Wabash National	30	478
Waste Management	246	27,385
Watsco	19	4,531
Watts Water Technologies, Cl A	16	1,921
Welbilt *	82	1,059
Werner Enterprises	36	1,413
WESCO International *	26	1,979
Westinghouse Air Brake Technologies	105	7,792
Willdan Group *	6	268
WillScot Mobile Mini Holdings, Cl A *	96	2,276
Woodward	34	3,806
WW Grainger	27	9,839
XPO Logistics *	53	5,852
Xylem	104	10,045
YRC Worldwide *	27	140

		1,662,152

INFORMATION TECHNOLOGY — 30.6%
2U *	40	1,636
3D Systems *	68	2,417
8x8 *	58	2,045
A10 Networks *	36	357
Acacia Communications *	23	2,631
Accenture PLC, Cl A	368	89,027
ACI Worldwide *	66	2,534
ACM Research, Cl A *	7	630
Adobe *	278	127,538

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
ADTRAN	28	$482
Advanced Energy Industries	22	2,257
Advanced Micro Devices *	664	56,865
Agilysys *	13	478
Airgain *	5	114
Akamai Technologies *	93	10,326
Akoustis Technologies *	19	287
Alarm.com Holdings *	26	2,416
Alliance Data Systems	27	1,827
Alpha & Omega Semiconductor *	12	345
Altair Engineering, Cl A *	24	1,342
Alteryx, Cl A *	31	3,908
Ambarella *	19	1,793
Amdocs	78	5,508
American Software, Cl A	17	327
Amkor Technology	43	667
Amphenol, Cl A	173	21,604
Analog Devices	215	31,676
Anaplan *	71	4,736
ANSYS *	50	17,719
Appfolio, Cl A *	8	1,222
Appian, Cl A *	22	4,806
Apple	9,901	1,306,536
Applied Materials	530	51,240
Applied Optoelectronics *	12	132
Arista Networks *	32	9,842
Arlo Technologies *	44	370
Arrow Electronics *	45	4,393
Aspen Technology *	39	5,222
Asure Software *	8	65
Atomera *	10	287
Autodesk *	127	35,234
Automatic Data Processing	249	41,115
Avalara *	46	6,900
Avaya Holdings *	47	1,045
Avid Technology *	23	392
Avnet	57	2,013
Axcelis Technologies *	19	651
AXT *	22	227
Badger Meter	17	1,559
Bel Fuse, Cl B	6	87
Belden	25	1,181
Benchmark Electronics	21	532
Benefitfocus *	14	172
Bill.com Holdings *	40	4,875
Black Knight *	88	7,189
Blackbaud	28	1,862
Blackline *	29	3,759

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
Bottomline Technologies DE *	25	$1,195
Box, Cl A *	88	1,526
Brightcove*	22	362
Broadcom	230	103,615
Broadridge Financial Solutions	67	9,468
Brooks Automation	42	3,182
Cadence Design Systems *	160	20,862
CalAmp *	20	200
Calix *	31	936
Cardtronics *	26	1,010
Casa Systems *	18	139
Cass Information Systems	8	325
CDK Global	70	3,493
CDW	82	10,796
Cerence *	21	2,350
Ceridian HCM Holding *	76	7,061
CEVA*	13	764
ChannelAdvisor*	16	328
Ciena*	89	4,752
Cirrus Logic *	34	3,185
Cisco Systems	2,451	109,266
Citrix Systems	71	9,465
Clearfield *	6	188
Cloudera *	174	2,657
Cloudflare, Cl A *	88	6,746
CMC Materials	17	2,504
Cognex	96	7,884
Cognizant Technology Solutions, Cl A	313	24,398
Coherent *	14	2,812
Cohu	23	936
CommScope Holding *	112	1,645
CommVault Systems *	26	1,632
Comtech Telecommunications	14	299
Concentrix *	24	2,566
Conduent *	115	554
CoreLogic	44	3,313
Cornerstone OnDemand *	35	1,432
Coupa Software *	40	12,395
Cree *	63	6,368
Crowdstrike Holdings, Cl A *	105	22,659
CSG Systems International	19	819
CTS	18	549
CyberOptics *	4	97
Daktronics	21	101
Datadog, Cl A *	96	9,864
Dell Technologies, Cl C *	147	10,715
Diebold Nixdorf *	44	601
Digi International *	16	296

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
Digimarc *	7	$272
Digital Turbine *	47	2,689
Diodes *	24	1,699
DocuSign, Cl A *	105	24,453
Dolby Laboratories, Cl A	37	3,257
Domo, Cl B *	14	887
Dropbox, Cl A *	170	3,847
DSP Group *	13	210
DXC Technology	147	4,145
Dynatrace *	98	4,068
DZS *	6	92
Eastman Kodak *	33	316
Ebix	14	729
EchoStar, Cl A *	28	586
eGain *	14	154
Elastic *	36	5,471
Endurance International Group Holdings *	46	436
Enphase Energy *	68	12,400
Entegris	78	7,674
Envestnet *	30	2,302
EPAM Systems *	31	10,677
ePlus *	8	672
Euronet Worldwide *	29	3,624
Everbridge *	20	2,659
Evo Payments, Cl A *	24	551
ExlService Holdings *	19	1,457
Extreme Networks *	70	566
F5 Networks *	36	7,054
Fair Isaac *	16	7,202
FARO Technologies *	10	706
Fastly, Cl A *	49	5,358
Fidelity National Information Services	359	44,322
FireEye *	127	2,667
First Solar *	49	4,858
Fiserv *	326	33,477
Five9 *	38	6,318
FleetCor Technologies *	48	11,652
FLIR Systems	76	3,956
FormFactor *	45	1,839
Fortinet *	79	11,435
Gartner *	50	7,596
Genasys *	19	141
Genpact	102	3,905
Global Payments	173	30,538
GoDaddy, Cl A *	96	7,544
GreenSky, Cl A *	31	153
Grid Dynamics Holdings *	22	286

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
GSI Technology *	10	$72
GTT Communications *	24	112
GTY Technology Holdings *	29	218
Guidewire Software *	49	5,622
Hackett Group	14	191
Harmonic *	55	427
Hewlett Packard Enterprise	748	9,230
HP	798	19,423
HubSpot *	25	9,305
I3 Verticals, Cl A *	10	290
Ichor Holdings *	13	469
Ideanomics *	111	430
II-VI *	58	4,876
Immersion *	14	177
Impinj *	12	636
Infinera *	106	1,044
Information Services Group *	18	64
Inphi *	30	5,058
Inseego*	57	1,047
Insight Enterprises *	20	1,522
Intel	2,388	132,558
Intellicheck *	9	104
Intelligent Systems *	4	162
InterDigital	18	1,156
International Business Machines	519	61,818
International Money Express *	15	214
Intevac *	13	87
Intuit	148	53,462
IPG Photonics *	21	4,692
Iteris *	23	150
Itron *	23	1,978
j2 Global *	26	2,669
Jabil	79	3,268
Jack Henry & Associates	44	6,371
Juniper Networks	191	4,664
KBR	82	2,382
Keysight Technologies *	108	15,292
Kimball Electronics *	14	268
KLA	90	25,206
Knowles *	53	1,022
KVH Industries *	8	100
Lam Research	84	40,652
Lattice Semiconductor *	78	3,129
Limelight Networks *	69	314
Littelfuse	14	3,407
LivePerson *	35	2,218
LiveRamp Holdings *	37	2,801
Lumentum Holdings *	43	4,033

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
Luna Innovations *	16	$170
MACOM Technology Solutions Holdings *	27	1,535
Manhattan Associates *	36	4,076
Marvell Technology Group	387	19,915
Mastercard, Cl A	514	162,573
Maxim Integrated Products	155	13,595
MAXIMUS	35	2,627
MaxLinear, Cl A *	40	1,256
Medallia *	45	1,868
Methode Electronics	20	755
Microchip Technology	144	19,600
Micron Technology *	648	50,719
Microsoft	4,342	1,007,170
MicroStrategy, Cl A *	4	2,469
Mitek Systems *	23	371
MKS Instruments	32	5,058
Model N *	16	544
MoneyGram International *	33	253
MongoDB, Cl A *	32	11,828
Monolithic Power Systems	25	8,882
Motorola Solutions	99	16,587
MTS Systems	11	644
Napco Security Technologies *	7	181
National Instruments	71	2,939
NCR *	73	2,435
NeoPhotonics *	27	301
NetApp	129	8,571
NETGEAR *	17	704
NetScout Systems *	41	1,199
New Relic *	30	2,255
NIC	38	1,023
nLight *	20	634
NortonLifeLock	341	7,185
Nuance Communications *	162	7,377
Nutanix, Cl A *	112	3,418
NVE	3	192
NVIDIA	345	179,259
Okta, Cl A *	69	17,872
ON Semiconductor *	236	8,140
OneSpan *	20	466
Onto Innovation *	27	1,459
Oracle	1,088	65,748
OSI Systems *	10	900
PagerDuty *	30	1,462
Palo Alto Networks *	54	18,940
PAR Technology *	12	747
Pareteum *	76	41
Paychex	187	16,329

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
Paycom Software *	29	$11,012
Paylocity Holding *	21	3,937
PayPal Holdings *	649	152,067
Paysign *	18	84
PC Connection	6	295
PCTEL	9	66
PDF Solutions *	17	328
Pegasystems	22	2,804
Perficient *	19	1,038
Perspecta	80	2,316
PFSweb *	9	62
Photronics*	37	411
Ping Identity Holding *	21	628
Pixelworks *	20	61
Plantronics	21	666
Plexus *	17	1,308
Pluralsight, Cl A *	59	1,227
Power Integrations	34	2,739
Powerfleet *	15	106
PRGX Global *	13	98
Progress Software	26	1,045
Proofpoint *	33	4,260
PROS Holdings *	23	969
PTC *	61	8,108
Pure Storage, Cl A *	143	3,308
Q2 Holdings *	29	3,712
QAD, Cl A	7	454
Qorvo *	66	11,278
QUALCOMM	657	102,676
Qualys *	19	2,631
Quantum *	21	150
Rambus *	66	1,254
Rapid7 *	28	2,431
RealPage *	53	4,588
Repay Holdings, Cl A *	39	864
Research Frontiers *	14	57
Resonant *	28	159
Ribbon Communications *	81	592
Rimini Street *	15	106
RingCentral, Cl A *	44	16,408
Rogers *	11	1,717
Sabre	183	1,973
Sailpoint Technologies Holdings *	51	2,821
salesforce.com *	511	115,261
Sanmina *	38	1,182
ScanSource *	15	363
Science Applications International	34	3,265
Seagate Technology PLC	149	9,852

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
Semtech *	38	$2,696
ServiceNow *	113	61,377
ServiceSource International *	49	77
SharpSpring *	5	98
ShotSpotter *	5	230
Silicon Laboratories *	25	3,279
SiTime *	5	610
Skyworks Solutions	97	16,417
Slack Technologies, Cl A *	264	11,133
SMART Global Holdings *	8	297
Smartsheet, Cl A *	65	4,533
Smith Micro Software *	20	127
SolarWinds *	31	521
Splunk *	93	15,348
Sprout Social, Cl A *	20	1,320
SPS Commerce *	20	1,978
Square, Cl A *	213	45,999
SS&C Technologies Holdings	131	8,237
SunPower, Cl A *	47	2,538
Super Micro Computer *	26	806
SVMK *	70	1,765
Switch, Cl A	46	792
Sykes Enterprises *	22	849
Synaptics *	20	1,984
Synchronoss Technologies *	21	106
SYNNEX	24	1,959
Synopsys *	88	22,480
TE Connectivity	192	23,117
Technologies *	3	38
Telenav *	21	100
Tenable Holdings *	41	2,029
Teradata *	62	1,668
Teradyne	96	10,894
Texas Instruments	534	88,478
Trade Desk, Cl A *	24	18,384
Trimble *	145	9,557
TTEC Holdings	11	831
TTM Technologies *	57	764
Twilio, Cl A *	78	28,036
Tyler Technologies *	23	9,724
Ubiquiti	4	1,232
Ultra Clean Holdings *	22	849
Unisys *	36	860
Universal Display	25	5,770
Upland Software *	14	668
Varonis Systems *	18	3,182
Veeco Instruments *	28	517
Verint Systems *	35	2,584

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY— continued
VeriSign *	66	$12,809
Veritone *	13	511
Verra Mobility, Cl A *	76	973
ViaSat *	37	1,611
Viavi Solutions *	132	2,039
VirnetX Holding	37	224
Virtusa *	17	868
Visa, Cl A	981	189,578
Vishay Intertechnology	77	1,659
Vishay Precision Group *	7	224
VMware, Cl A *	46	6,341
Western Digital	172	9,706
Western Union	238	5,300
WEX *	26	4,904
Workday, Cl A *	102	23,208
Workiva, Cl A *	20	1,949
Xerox Holdings	115	2,418
Xilinx	142	18,541
Xperi Holding	62	1,194
Yext *	60	1,012
Zebra Technologies, Cl A *	31	12,023
Zendesk *	66	9,520
Zix *	32	261
Zoom Video Communications, Cl A *	109	40,556
Zscaler *	43	8,587
Zuora, Cl A *	60	885

		5,964,748

MATERIALS — 2.7%
AdvanSix *	16	341
Air Products & Chemicals	128	34,145
Albemarle	62	10,085
Alcoa *	108	1,944
Allegheny Technologies *	73	1,242
American Vanguard	16	265
Amyris *	67	630
AptarGroup	37	4,920
Ashland Global Holdings	35	2,800
Avery Dennison	48	7,242
Avient	53	2,037
Axalta Coating Systems *	137	3,698
Balchem	19	2,034
Ball	189	16,636
Berry Global Group *	76	3,752
Cabot	32	1,405
Carpenter Technology	27	843
Celanese, Cl A	68	8,306
Century Aluminum *	29	283
CF Industries Holdings	124	5,131

COMMON STOCK — continued
	Shares	Value

MATERIALS— continued
Chase	4	$401
Chemours	95	2,502
Clearwater Paper *	9	343
Cleveland-Cliffs	227	3,482
Coeur Mining *	139	1,258
Commercial Metals	69	1,359
Compass Minerals International	20	1,165
Contura Energy *	10	113
Corteva	435	17,339
Crown Holdings *	77	6,942
Domtar	32	959
Dow	431	22,369
DuPont de Nemours	426	33,846
Eagle Materials	24	2,641
Eastman Chemical	78	7,671
Ecolab	165	33,744
Element Solutions	117	1,993
Ferro *	47	648
Flotek Industries *	38	76
FMC	75	8,122
Forterra *	17	311
Fortitude Gold Corp (A)	11	9
Freeport-McMoRan	843	22,685
FutureFuel	25	333
GCP Applied Technologies *	35	868
Glatfelter	25	391
Gold Resource	39	110
Graphic Packaging Holding	161	2,521
Greif, Cl A	15	677
Hawkins	6	330
Haynes International	7	162
HB Fuller	30	1,527
Hecla Mining	302	1,718
Huntsman	115	3,038
Ingevity *	24	1,577
Innospec	14	1,229
International Flavors & Fragrances	62	6,968
International Paper	228	11,471
Intrepid Potash *	6	136
Kaiser Aluminum	9	780
Koppers Holdings *	12	399
Kraton *	18	505
Kronos Worldwide	13	184
Livent *	84	1,530
Louisiana-Pacific	65	2,471
LyondellBasell Industries, Cl A	149	12,778
Marrone Bio Innovations *	54	90
Martin Marietta Materials	36	10,347

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

MATERIALS— continued
Materion	12	$818
Minerals Technologies	20	1,233
Mosaic	201	5,218
Myers Industries	21	421
Neenah	10	509
NewMarket	5	1,961
Newmont	466	27,774
Nucor	175	8,528
O-I Glass, Cl I	90	1,138
Olin	91	2,176
Olympic Steel	5	68
Packaging Corp of America	54	7,261
PPG Industries	137	18,455
PQ Group Holdings	22	303
Quaker Chemical	8	2,097
Ranpak Holdings, Cl A *	34	590
Rayonier Advanced Materials *	35	242
Reliance Steel & Aluminum	37	4,295
Royal Gold	38	4,061
RPM International	75	6,185
Ryerson Holding *	9	111
Schnitzer Steel Industries, Cl A	15	443
Schweitzer-Mauduit International	18	669
Scotts Miracle-Gro, Cl A	24	5,314
Sealed Air	90	3,804
Sensient Technologies	24	1,693
Sherwin-Williams	47	32,515
Silgan Holdings	46	1,676
Sonoco Products	58	3,359
Steel Dynamics	116	3,975
Stepan	13	1,465
Summit Materials, Cl A *	66	1,355
SunCoke Energy	48	237
TimkenSteel *	21	106
Trecora Resources *	12	76
Tredegar	17	248
Trinseo	22	1,118
Tronox Holdings	51	783
UFP Technologies *	4	184
United States Lime & Minerals	1	121
United States Steel	127	2,256
US Concrete *	9	399
Valvoline	107	2,540
Venator Materials *	62	249
Verso	17	195
Vulcan Materials	77	11,484
Warrior Met Coal	30	691
Westlake Chemical	19	1,453

COMMON STOCK — continued
	Shares	Value

MATERIALS— continued
WestRock	149	$6,173
Worthington Industries	20	1,047
WR Grace	36	2,089

		521,018

REAL ESTATE — 3.6%
Acadia Realty Trust ‡	50	725
Agree Realty ‡	32	2,022
Alexander & Baldwin ‡	40	605
Alexander’s ‡	1	267
Alexandria Real Estate Equities ‡	78	13,035
Alpine Income Property Trust ‡	4	62
American Assets Trust ‡	29	801
American Campus Communities ‡	80	3,293
American Finance Trust ‡	63	459
American Homes 4 Rent, Cl A ‡	156	4,716
American Tower ‡	258	58,659
Americold Realty Trust ‡	118	4,119
Apartment Income ‡	83	3,218
Apartment Investment and Management, Cl A ‡	83	381
Apple Hospitality ‡	121	1,510
Armada Hoffler Properties ‡	33	355
AvalonBay Communities ‡	81	13,257
Blackstone Mortgage Trust, Cl A ‡	80	2,133
Bluerock Residential Growth, Cl A ‡	14	146
Boston Properties ‡	91	8,306
Brandywine Realty Trust ‡	98	1,078
Brixmor Property Group ‡	172	2,912
Brookfield Property, Cl A ‡	28	486
BRT Apartments ‡	6	84
Camden Property Trust ‡	56	5,720
CareTrust ‡	55	1,235
CatchMark Timber Trust, Cl A ‡	28	255
CBRE Group, Cl A *	193	11,769
Centerspace ‡	7	490
Chatham Lodging Trust ‡	27	289
CIM Commercial Trust ‡	7	98
Clipper Realty ‡	9	63
Colony Capital ‡	275	1,364
Columbia Property Trust ‡	64	870
Community Healthcare Trust ‡	12	537
CoreCivic ‡	69	491
CorePoint Lodging ‡	23	157
CoreSite Realty ‡	25	3,361
Corporate Office Properties Trust ‡	65	1,708
Cousins Properties ‡	86	2,712
Crown Castle International ‡	250	39,815
CTO Realty Growth ‡	2	84

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE— continued
CubeSmart ‡	112	$3,902
Cushman & Wakefield *	100	1,433
CyrusOne ‡	68	4,961
DiamondRock Hospitality ‡	115	943
Digital Realty Trust ‡	156	22,456
Diversified Healthcare Trust ‡	137	551
Douglas Emmett ‡	97	2,688
Duke Realty ‡	216	8,545
Easterly Government Properties ‡	45	988
EastGroup Properties ‡	22	2,973
Empire State Realty Trust, Cl A ‡	83	818
EPR Properties ‡	43	1,705
Equinix ‡	51	37,738
Equity Commonwealth ‡	69	1,967
Equity LifeStyle Properties ‡	101	6,145
Equity Residential ‡	213	13,129
Essential Properties Realty Trust ‡	60	1,249
Essex Property Trust ‡	38	9,105
eXp World Holdings *	17	1,812
Extra Space Storage ‡	74	8,420
Farmland Partners ‡	15	155
Federal Realty Investment Trust ‡	44	3,853
First Industrial Realty Trust ‡	73	2,967
Five Point Holdings, Cl A *	33	208
Forestar Group *	10	215
Four Corners Property Trust ‡	41	1,081
Franklin Street Properties ‡	56	230
FRP Holdings *	4	173
Gaming and Leisure Properties ‡	121	4,977
GEO Group ‡	68	608
Getty Realty ‡	21	558
Gladstone Commercial ‡	19	336
Gladstone Land ‡	12	189
Global Medical ‡	25	314
Global Net Lease ‡	52	838
Hannon Armstrong Sustainable Infrastructure Capital ‡	41	2,425
Healthcare Realty Trust ‡	79	2,371
Healthcare Trust of America, Cl A ‡	127	3,588
Healthpeak Properties ‡	313	9,280
Hersha Hospitality Trust, Cl A ‡	20	153
Highwoods Properties ‡	60	2,249
Host Hotels & Resorts ‡	406	5,501
Howard Hughes *	31	2,671
Hudson Pacific Properties ‡	87	2,039
Independence Realty Trust ‡	55	730
Industrial Logistics Properties Trust ‡	37	785

COMMON STOCK — continued
	Shares	Value

REAL ESTATE— continued
Innovative Industrial Properties, Cl A ‡	12	$2,245
Invitation Homes ‡	326	9,610
Iron Mountain ‡	166	5,589
iStar‡	42	638
JBG SMITH Properties ‡	75	2,240
Jones Lang LaSalle	30	4,386
Kennedy-Wilson Holdings	72	1,238
Kilroy Realty ‡	63	3,568
Kimco Realty ‡	240	3,962
Kite Realty Group Trust ‡	49	781
Lamar Advertising, Cl A ‡	50	4,039
Lexington Realty Trust, Cl B ‡	158	1,620
Life Storage ‡	41	3,304
LTC Properties ‡	22	850
Macerich ‡	80	1,256
Mack-Cali Realty ‡	49	624
Marcus & Millichap *	13	464
Maui Land & Pineapple *	4	46
MGM Growth Properties, Cl A ‡	73	2,274
Mid-America Apartment Communities ‡	66	8,762
Monmouth Real Estate Investment ‡	54	936
National Health Investors ‡	25	1,621
National Retail Properties ‡	100	3,900
National Storage Affiliates Trust ‡	36	1,315
New Senior Investment Group ‡	47	249
Newmark Group, Cl A	88	595
NexPoint Residential Trust ‡	13	513
Office Properties Income Trust ‡	27	625
Omega Healthcare Investors ‡	132	4,781
One Liberty Properties ‡	9	180
Outfront Media ‡	84	1,531
Paramount Group ‡	109	969
Park Hotels & Resorts ‡	136	2,269
Pebblebrook Hotel Trust ‡	75	1,378
Piedmont Office Realty Trust, Cl A ‡	72	1,107
Plymouth Industrial ‡	13	190
PotlatchDeltic ‡	38	1,815
Preferred Apartment Communities, Cl A ‡	29	209
Prologis‡	428	44,170
PS Business Parks ‡	12	1,633
Public Storage ‡	89	20,258
QTS Realty Trust, Cl A ‡	35	2,278
Rafael Holdings, Cl B *	8	188
Rayonier ‡	79	2,429

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE— continued
RE/MAX Holdings, Cl A	10	$362
Realogy Holdings *	66	937
Realty Income ‡	201	11,871
Redfin *	55	3,917
Regency Centers ‡	98	4,624
Retail Opportunity Investments ‡	67	944
Retail Properties of America, Cl A ‡	124	1,142
Retail Value ‡	9	140
Rexford Industrial Realty ‡	72	3,524
RLJ Lodging Trust ‡	95	1,226
RMR Group, Cl A	9	332
RPT Realty ‡	46	425
Ryman Hospitality Properties ‡	31	2,010
Sabra Health Care ‡	118	1,981
Safehold‡	8	589
Saul Centers ‡	7	210
SBA Communications, Cl A ‡	65	17,464
Seritage Growth Properties ‡	20	356
Service Properties Trust ‡	95	1,008
Simon Property Group ‡	176	16,356
SITE Centers ‡	93	1,031
SL Green Realty ‡	42	2,834
Spirit Realty Capital ‡	60	2,314
St. Joe	33	1,468
STAG Industrial ‡	87	2,593
STORE Capital ‡	147	4,560
Stratus Properties *	4	105
Summit Hotel Properties ‡	60	486
Sun Communities ‡	56	8,015
Sunstone Hotel Investors ‡	124	1,327
Tanger Factory Outlet Centers ‡	53	818
Tejon Ranch *	14	223
Terreno Realty ‡	39	2,207
UDR‡	170	6,536
UMH Properties ‡	21	309
Uniti Group ‡	129	1,588
Urban Edge Properties ‡	66	910
Urstadt Biddle Properties, Cl A ‡	17	235
Ventas ‡	217	9,997
VEREIT‡	125	4,404
VICI Properties ‡	309	7,812
Vornado Realty Trust ‡	102	4,056
Washington Prime Group ‡	12	169
Washington Real Estate Investment Trust ‡	47	1,031
Weingarten Realty Investors ‡	70	1,576
Welltower ‡	243	14,726
Weyerhaeuser ‡	434	13,536

COMMON STOCK — continued
	Shares	Value

REAL ESTATE— continued
Whitestone, Cl B ‡	23	$179
WP Carey ‡	100	6,640
Xenia Hotels & Resorts ‡	66	955

		698,362

UTILITIES — 3.0%
AES	386	9,415
ALLETE	30	1,885
Alliant Energy	145	7,054
Ameren	143	10,399
American Electric Power	289	23,383
American States Water	21	1,622
American Water Works	105	16,697
Artesian Resources, Cl A	5	204
Atmos Energy	71	6,319
Avangrid	33	1,527
Avista	39	1,462
Black Hills	36	2,128
Cadiz *	20	223
California Water Service Group	29	1,585
CenterPoint Energy	311	6,559
Chesapeake Utilities	9	913
Clearway Energy, Cl C	44	1,363
CMS Energy	166	9,442
Consolidated Edison	195	13,802
Dominion Energy	488	35,570
DTE Energy	111	13,178
Duke Energy	428	40,232
Edison International	220	12,795
Entergy	116	11,058
Essential Utilities	143	6,621
Evergy	132	7,092
Eversource Energy	199	17,413
Exelon	566	23,523
FirstEnergy	315	9,689
Genie Energy, Cl B	9	66
Global Water Resources	6	96
Hawaiian Electric Industries	63	2,083
IDACORP	29	2,561
MDU Resources Group	112	2,944
MGE Energy	21	1,337
Middlesex Water	10	796
National Fuel Gas	51	2,053
New Jersey Resources	55	1,926
NextEra Energy	1,139	92,111
NextEra Energy Partners	37	3,015
NiSource	222	4,917
Northwest Natural Holding	18	841
NorthWestern	29	1,580

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UTILITIES— continued
NRG Energy	136	$5,632
OGE Energy	116	3,540
ONE Gas	30	2,194
Ormat Technologies	28	3,196
Otter Tail	23	913
PG&E *	843	9,635
Pinnacle West Capital	65	4,891
PNM Resources	46	2,232
Portland General Electric	52	2,199
PPL	448	12,396
Public Service Enterprise Group	295	16,647
Pure Cycle *	13	139
RGC Resources	4	90
Sempra Energy	168	20,792
SJW Group	15	993
South Jersey Industries	58	1,340
Southern	615	36,236
Southwest Gas Holdings	32	1,919
Spark Energy, Cl A	7	77
Spire	30	1,836
Star Group	23	220
Sunnova Energy International *	24	1,052
UGI	120	4,319
Unitil	9	367
Vistra Energy	262	5,232
WEC Energy Group	184	16,358
Xcel Energy	306	19,581
York Water	8	348

		583,853

Total Common Stock (Cost $15,508,779)		18,626,816

RIGHTS — 0.0%

	Number of Rights
Achillion Pharmaceuticals *(A)(B)	78	78
Pfenex *(A)(B)	20	–
Prevail Therapeutics *(A)(B)	16	–
Progenics Pharmaceuticals *(A)(B)	45	–
Stemline Therapeutics *(A)(B)	26	26

Total Rights (Cost $–)		104

WARRANTS — 0.0%

	Number of Warrants
Occidental Petroleum, Expires 08/06/2027 *	1	9
Whiting Petroleum, Expires 12/31/2025 *	1	–

WARRANTS — continued
Value
Total Warrants (Cost $–)	$9

Total Investments in Securities— 95.5% (Cost $15,508,779)	$18,626,929

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

A list of the open OTC swap agreement held by the Fund at January 31, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Unrealized Appreciation
Wells Fargo	WFCBL2TP5 Custom Basket*	1 Month+ 0.13975%	Asset Return	Annually	1/5/22	USD	$725,221	$4,066	$4,066

*	The following table represents the individual common stock exposures comprising the WFCBL2TP5 Custom Basket Total Return Swaps as of January 31, 2021:

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage
262	3M Co	$ (3,261)	$ 18	0.5%

869	Abbott Laboratories	(7,615)	43	1.1%

292	Accenture Plc	(5,015)	28	0.7%

341	Activision Blizzard Inc	(2,201)	12	0.3%

222	Adobe Inc	(7,231)	40	1.0%

555	Advanced Micro Devices Inc	(3,368)	19	0.5%

106	Air Products And Chemicals Inc	(2,002)	11	0.3%

106	Alexion Pharmaceuticals Inc	(1,151)	6	0.2%

49	Align Technology Inc	(1,842)	10	0.3%

145	Allstate Corp/The	(1,099)	6	0.2%

155	Alphabet Inc	(20,018)	112	2.8%

150	Alphabet Inc	(19,579)	110	2.7%

825	Altria Group Inc	(2,401)	13	0.3%

233	American Electric Power Co Inc	(1,336)	7	0.2%

360	American Express Co	(2,965)	17	0.4%

428	American International Group Inc	(1,136)	6	0.2%

278	Amgen Inc	(4,759)	27	0.7%

145	Amphenol Corp	(1,283)	7	0.2%

178	Analog Devices Inc	(1,856)	10	0.2%

39	Ansys Inc	(975)	5	0.1%

8,019	Apple Inc	(75,019)	421	10.4%

481	Applied Materials Inc	(3,295)	18	0.5%

3,403	At&T Inc	(6,907)	39	1.0%

101	Autodesk Inc	(1,988)	11	0.3%

221	Automatic Data Processing Inc	(2,592)	14	0.4%

160	Ball Corp	(996)	5	0.1%

4,095	Bank Of America Corp	(8,608)	48	1.2%

400	Bank Of New York Mellon Corp/The	(1,130)	6	0.2%

638	Berkshire Hathaway Inc	(10,306)	58	1.4%

70	Blackrock Inc	(3,460)	19	0.5%

325	Blackstone Group Inc/The	(1,547)	9	0.2%

20	Booking Holdings Inc	(2,719)	15	0.4%

1,110	Bristol-Myers Squibb Co	(4,833)	27	0.7%

188	Broadcom Inc	(6,012)	34	0.8%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage
146	Cadence Design Systems Inc	$ (1,350)	$ 8	0.2%

219	Capital One Financial Corp	(1,618)	9	0.2%

462	Carrier Global Corp	(1,260)	7	0.2%

242	Caterpillar Inc	(3,131)	18	0.4%

826	Charles Schwab Corp/The	(3,017)	17	0.4%

70	Charter Communications Inc	(3,034)	17	0.4%

924	Chevron Corp	(5,578)	31	0.8%

12	Chipotle Mexican Grill Inc	(1,294)	7	0.2%

222	Chubb Ltd	(2,292)	13	0.3%

42	Cintas Corp	(937)	5	0.1%

1,868	Cisco Systems Inc/Delaware	(5,905)	33	0.8%

962	Citigroup Inc	(3,953)	22	0.6%

148	Cme Group Inc	(1,913)	11	0.3%

1,977	Coca-Cola Co/The	(6,747)	38	0.9%

256	Cognizant Technology Solutions Corp	(1,415)	8	0.2%

408	Colgate-Palmolive Co	(2,257)	13	0.3%

2,076	Comcast Corp	(7,297)	41	1.0%

500	Conocophillips	(1,420)	8	0.2%

78	Constellation Brands Inc	(1,167)	7	0.2%

366	Corteva Inc	(1,034)	6	0.1%

20	Costar Group Inc	(1,248)	7	0.2%

397	Csx Corp	(2,414)	14	0.3%

70	Cummins Inc	(1,170)	7	0.2%

151	Deere & Co	(3,083)	17	0.4%

39	Dexcom Inc	(1,037)	6	0.1%

159	Discover Financial Services	(942)	5	0.1%

92	Docusign Inc	(1,517)	9	0.2%

115	Dollar General Corp	(1,586)	9	0.2%

399	Dominion Energy Inc	(2,060)	12	0.3%

357	Dow Inc	(1,314)	7	0.2%

352	Duke Energy Corp	(2,343)	13	0.3%

344	Dupont De Nemours Inc	(1,937)	11	0.3%

185	Eaton Corp Plc	(1,544)	9	0.2%

292	Ebay Inc	(1,170)	7	0.2%

128	Ecolab Inc	(1,852)	10	0.3%

260	Edwards Lifesciences Corp	(1,525)	9	0.2%

131	Electronic Arts Inc	(1,332)	7	0.2%

379	Eli Lilly And Co	(5,586)	31	0.8%

277	Emerson Electric Co	(1,556)	9	0.2%

106	Estee Lauder Cos Inc/The	(1,778)	10	0.3%

159	Eversource Energy	(985)	6	0.1%

457	Exelon Corp	(1,347)	8	0.2%

2,003	Exxon Mobil Corp	(6,367)	36	0.9%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage
1,165	Facebook Inc	$ (21,338)	$ 120	3.0%

273	Fastenal Co	(883)	5	0.1%

110	Fedex Corp	(1,830)	10	0.3%

269	Fidelity National Information Services I	(2,356)	13	0.3%

268	Fiserv Inc	(1,954)	11	0.3%

1,848	Ford Motor Co	(1,379)	8	0.2%

706	Freeport-Mcmoran Inc	(1,347)	8	0.2%

282	General Mills Inc	(1,163)	7	0.2%

651	General Motors Co	(2,337)	13	0.3%

573	Gilead Sciences Inc	(2,663)	15	0.4%

138	Global Payments Inc	(1,729)	10	0.2%

156	Goldman Sachs Group Inc/The	(2,993)	17	0.4%

131	Hilton Worldwide Holdings Inc	(943)	5	0.1%

505	Home Depot Inc/The	(9,702)	54	1.3%

346	Honeywell International Inc	(4,794)	27	0.7%

613	Hp Inc	(1,059)	6	0.1%

43	Idexx Laboratories Inc	(1,467)	8	0.2%

194	Ihs Markit Ltd	(1,201)	7	0.2%

151	Illinois Tool Works Inc	(2,082)	12	0.3%

1,623	Intel Corp	(6,388)	36	0.9%

253	Intercontinental Exchange Inc	(1,982)	11	0.3%

417	International Business Machines Corp	(3,523)	20	0.5%

124	Intuit Inc	(3,170)	18	0.4%

55	Intuitive Surgical Inc	(2,893)	16	0.4%

349	Johnson Controls International Plc	(1,231)	7	0.2%

1,475	Jpmorgan Chase & Co	(13,454)	75	1.8%

145	Kimberly-Clark Corp	(1,354)	8	0.2%

78	Kla Corp	(1,549)	9	0.2%

458	Kraft Heinz Co/The	(1,087)	6	0.1%

73	Lam Research Corp	(2,506)	14	0.3%

343	Lowe’S Cos Inc	(4,052)	23	0.6%

345	Marathon Petroleum Corp	(1,056)	6	0.1%

132	Marriott International Inc/Md	(1,089)	6	0.1%

224	Marsh & Mclennan Cos Inc	(1,746)	10	0.2%

307	Marvell Technology Group Ltd	(1,120)	6	0.2%

130	Match Group Inc	(1,285)	7	0.2%

11	Mettler-Toledo International Inc	(945)	5	0.1%

124	Microchip Technology Inc	(1,194)	7	0.2%

521	Micron Technology Inc	(2,890)	16	0.4%

3,598	Microsoft Corp	(59,174)	332	8.2%

154	Moderna Inc	(1,889)	11	0.3%

654	Mondelez International Inc	(2,569)	14	0.3%

185	Monster Beverage Corp	(1,142)	6	0.2%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage
90	Moody’S Corp	$ (1,698)	$ 10	0.2%

656	Morgan Stanley	(3,118)	17	0.4%

46	Msci Inc	(1,279)	7	0.2%

211	Netflix Inc	(7,948)	45	1.1%

417	Newmont Corp	(1,762)	10	0.2%

568	Nike Inc	(5,379)	30	0.7%

125	Norfolk Southern Corp	(2,100)	12	0.3%

288	Nvidia Corp	(10,606)	59	1.5%

56	Okta Inc	(1,037)	6	0.1%

829	Oracle Corp	(3,553)	20	0.5%

32	O’Reilly Automotive Inc	(954)	5	0.1%

161	Paccar Inc	(1,039)	6	0.1%

63	Parker-Hannifin Corp	(1,181)	7	0.2%

151	Paychex Inc	(934)	5	0.1%

494	Paypal Holdings Inc	(8,205)	46	1.1%

629	Pepsico Inc	(6,092)	34	0.8%

692	Philip Morris International Inc	(3,906)	22	0.6%

265	Pinterest Inc	(1,285)	7	0.2%

205	Pnc Financial Services Group Inc/The	(2,087)	12	0.3%

116	Ppg Industries Inc	(1,104)	6	0.2%

1,142	Procter & Gamble Co/The	(10,379)	58	1.4%

280	Progressive Corp/The	(1,732)	10	0.2%

178	Prudential Financial Inc	(987)	6	0.1%

225	Public Service Enterprise Group Inc	(901)	5	0.1%

593	Qualcomm Inc	(6,574)	37	0.9%

48	Regeneron Pharmaceuticals Inc	(1,697)	10	0.2%

157	Republic Services Inc	(1,005)	6	0.1%

81	Resmed Inc	(1,161)	7	0.2%

57	Rockwell Automation Inc	(1,000)	6	0.1%

50	Roku Inc	(1,372)	8	0.2%

45	Roper Technologies Inc	(1,266)	7	0.2%

170	Ross Stores Inc	(1,343)	8	0.2%

117	S&P Global Inc	(2,630)	15	0.4%

417	Salesforce.Com Inc	(6,663)	37	0.9%

693	Schlumberger Nv	(1,091)	6	0.2%

129	Sempra Energy	(1,135)	6	0.2%

93	Servicenow Inc	(3,584)	20	0.5%

41	Sherwin-Williams Co/The	(1,987)	11	0.3%

484	Snap Inc	(1,818)	10	0.2%

501	Southern Co/The	(2,093)	12	0.3%

274	Southwest Airlines Co	(854)	5	0.1%

73	Splunk Inc	(852)	5	0.1%

168	Square Inc	(2,577)	14	0.3%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Percentage
73	Stanley Black & Decker Inc	$ (895)	$ 5	0.1%

556	Starbucks Corp	(3,816)	21	0.5%

76	Synopsys Inc	(1,370)	8	0.2%

220	Sysco Corp	(1,115)	6	0.2%

96	T Rowe Price Group Inc	(1,060)	6	0.1%

227	Target Corp	(2,912)	16	0.4%

155	Te Connectivity Ltd	(1,326)	7	0.2%

362	Tesla Inc	(20,373)	114	2.8%

449	Texas Instruments Inc	(5,270)	30	0.7%

554	Tjx Cos Inc/The	(2,514)	14	0.3%

255	T-Mobile Us Inc	(2,283)	13	0.3%

20	Trade Desk Inc/The	(1,065)	6	0.1%

118	Trane Technologies Plc	(1,197)	7	0.2%

25	Transdigm Group Inc	(989)	6	0.1%

119	Travelers Cos Inc/The	(1,153)	6	0.1%

673	Truist Financial Corp	(2,289)	13	0.3%

66	Twilio Inc	(1,670)	9	0.2%

318	Twitter Inc	(1,138)	6	0.1%

509	Uber Technologies Inc	(1,836)	10	0.2%

305	Union Pacific Corp	(4,264)	24	0.6%

314	United Parcel Service Inc	(3,450)	19	0.5%

716	Us Bancorp	(2,176)	12	0.3%

62	Veeva Systems Inc	(1,223)	7	0.2%

77	Verisk Analytics Inc	(996)	5	0.1%

1,972	Verizon Communications Inc	(7,654)	43	1.1%

124	Vertex Pharmaceuticals Inc	(2,006)	11	0.3%

164	Vf Corp	(892)	5	0.1%

840	Walt Disney Co/The	(10,012)	56	1.4%

205	Waste Management Inc	(1,617)	9	0.2%

146	Wec Energy Group Inc	(921)	5	0.1%

80	Workday Inc	(1,288)	7	0.2%

248	Xcel Energy Inc	(1,123)	6	0.1%

129	Xilinx Inc	(1,195)	7	0.2%

143	Yum! Brands Inc	(1,028)	6	0.1%

95	Zimmer Biomet Holdings Inc	(1,031)	6	0.1%

233	Zoetis Inc	(2,545)	14	0.3%

85	Zoom Video Communications Inc	(2,236)	12	0.3%

		$ (725,221)	$ 4,066	100.0%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JANUARY 31, 2021 (Unaudited)

Percentages are based on Net Assets of $19,499,833.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration Date unavailable.

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$18,626,807	$—	$9	$18,626,816
Rights	—	—	104	104
Warrants	—	9	—	9

Total Investments in Securities	$18,626,807	$9	$113	$18,626,929

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$–	$4,066	$–	$4,066

Total Other Financial Instruments	$–	$4,066	$–	$4,066

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended January 31, 2021, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-008-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%
	Shares	Value
CONSUMER DISCRETIONARY — 3.7%
Marriott International, Cl A	29,395	$3,418,933

FINANCIALS — 1.4%
Ellington Financial ‡	83,350	1,246,916

REAL ESTATE — 89.6%
Acadia Realty Trust ‡	50,143	727,074
Alexandria Real Estate Equities ‡	39,194	6,549,709
American Tower ‡	25,483	5,793,815
Americold Realty Trust ‡	170,052	5,936,515
Brixmor Property Group ‡	138,449	2,343,942
Broadstone Net Lease, Cl A	26,400	475,992
CatchMark Timber Trust, Cl A ‡	222,170	2,026,190
Colony Capital ‡	342,474	1,698,671
CoreCivic ‡	388,552	2,762,605
Corporate Office Properties Trust ‡	57,959	1,522,583
Digital Realty Trust ‡	12,799	1,842,416
Easterly Government Properties ‡	198,041	4,347,000
Equinix ‡	6,784	5,019,889
Equity LifeStyle Properties ‡	125,517	7,636,454
GEO Group ‡	328,645	2,938,086
Healthpeak Properties ‡	57,803	1,713,859
Independence Realty Trust ‡	164,130	2,179,646
Invitation Homes ‡	160,746	4,738,792
Kennedy-Wilson Holdings	293,055	5,037,616
Kilroy Realty ‡	10,964	620,891
National Retail Properties ‡	47,456	1,850,784
New Senior Investment Group ‡	28,841	152,857
Prologis ‡	48,924	5,048,957
QTS Realty Trust, Cl A ‡	68,070	4,431,357
Rexford Industrial Realty ‡	13,548	663,039
STAG Industrial ‡	30,112	897,338
Welltower ‡	48,994	2,969,036

		81,925,113

Total Common Stock (Cost $86,429,882)		86,590,962

Total Investments in Securities—94.7% (Cost $86,429,882)		$86,590,962

Percentages are based on Net Assets $91,462,902.

‡	Real Estate Investment Trust.

Cl — Class

As of January 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-009-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%

	Shares	Value
AUSTRALIA — 4.8%
Altium	37,500	$877,108
BHP Group	60,000	1,979,712
Macquarie Group	14,500	1,429,081
Santos	198,158	975,885

		5,261,786

BELGIUM — 1.0%
Solvay	9,500	1,082,788

CANADA — 7.5%
Bank of Montreal	24,260	1,804,583
Magna International	24,479	1,724,011
Manulife Financial	98,230	1,775,246
Stantec	37,250	1,322,502
TFI International	23,630	1,569,605

		8,195,947

CHINA — 4.7%
Baidu ADR *	8,889	2,089,093
Taiwan Semiconductor Manufacturing ADR	25,657	3,117,839

		5,206,932

DENMARK — 4.4%
GN Store Nord	21,600	1,650,285
Netcompany Group *	16,000	1,495,706
Pandora	17,430	1,680,751

		4,826,742

FINLAND — 1.5%
Neste	23,152	1,631,809

FRANCE — 4.7%
Credit Agricole	133,000	1,510,704
Ipsen	17,846	1,563,829
Schneider Electric	13,950	2,044,044

		5,118,577

GERMANY — 3.1%
Brenntag	24,000	1,881,527
TAG Immobilien	48,580	1,495,371

		3,376,898

HONG KONG — 10.6%
Alibaba Group Holding *	66,400	2,105,928
China Construction Bank, Cl H	1,990,000	1,503,158
COSCO Shipping Ports	2,012,000	1,432,004
CSPC Pharmaceutical Group	813,062	828,613
Lenovo Group	1,575,000	1,844,332
NetEase	85,000	1,945,806
Ping An Insurance Group of China, Cl H	120,000	1,409,692

COMMON STOCK — continued

	Shares	Value

HONG KONG — continued
Zai Lab *	3,800	$587,961

		11,657,494

INDIA — 1.1%
Jubilant Pharmova	102,235	1,256,464

ITALY — 2.8%
DiaSorin	6,370	1,398,050
Enel	167,500	1,659,386

		3,057,436

JAPAN — 18.6%
Daiwa House Industry	36,400	1,029,575
ENEOS Holdings	233,900	946,257
Fuji Electric	37,500	1,494,426
Fujitsu	11,400	1,741,924
Honda Motor	43,840	1,150,760
Hoya	14,460	1,853,390
ITOCHU	57,000	1,630,843
Mizuho Financial Group	100,000	1,316,085
Nintendo	2,900	1,672,720
Nippon Telegraph & Telephone	58,000	1,448,043
Sawai Pharmaceutical	19,500	891,091
Sony	21,400	2,042,661
Taisei	31,100	1,006,960
Tokyo Electron	5,740	2,176,397

		20,401,132

KAZAKHSTAN — 1.3%
KAZ Minerals PLC	147,027	1,454,969

LUXEMBOURG — 1.4%
ArcelorMittal	72,000	1,582,108

MEXICO — 1.0%
Industrias Bachoco	309,087	1,047,328

NETHERLANDS — 4.2%
Koninklijke Ahold Delhaize	51,231	1,465,457
Prosus	12,000	1,401,102
Signify	37,000	1,770,184

		4,636,743

NEW ZEALAND — 0.7%
a2 Milk *	99,180	821,821

NORWAY — 1.7%
DNB *	96,320	1,884,690

POLAND — 1.2%
Asseco Poland	70,620	1,291,705

SINGAPORE — 1.3%
United Overseas Bank	81,840	1,437,644

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — 1.5%
Samsung Electronics	22,900	$1,672,751

SPAIN — 0.9%
Repsol	102,500	1,008,206

SWEDEN — 1.3%
Boliden	43,000	1,411,030

SWITZERLAND — 4.8%
Logitech International	19,210	2,005,528
Nestle	13,530	1,517,499
Partners Group Holding	1,500	1,773,135

		5,296,162

TURKEY — 2.1%
Turkcell Iletisim Hizmetleri	583,510	1,271,142
Turkiye Garanti Bankasi	815,000	1,036,296

		2,307,438

UNITED KINGDOM — 7.1%
J Sainsbury PLC	483,000	1,613,460
Kingfisher PLC	387,050	1,467,725
Legal & General Group PLC	466,000	1,551,712
Next PLC	15,292	1,618,394
Weir Group PLC	58,578	1,514,481

		7,765,772

Total Common Stock (Cost $81,435,033)		104,692,372

Total Investments in Securities— 95.3% (Cost $81,435,033)		$104,692,372

Percentages are based on Net Assets of $109,853,285.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$5,261,786	$–	$5,261,786
Belgium	–	1,082,788	–	1,082,788
Canada	8,195,947	–	–	8,195,947
China	5,206,932	–	–	5,206,932
Denmark	–	4,826,742	–	4,826,742
Finland	–	1,631,809	–	1,631,809
France	–	5,118,577	–	5,118,577
Germany	–	3,376,898	–	3,376,898
Hong Kong	–	11,657,494	–	11,657,494
India	–	1,256,464	–	1,256,464
Italy	–	3,057,436	–	3,057,436
Japan	–	20,401,132	–	20,401,132
Kazakhstan	–	1,454,969	–	1,454,969
Luxembourg	–	1,582,108	–	1,582,108
Mexico	1,047,328	–	–	1,047,328
Netherlands	–	4,636,743	–	4,636,743
New Zealand	–	821,821	–	821,821
Norway	–	1,884,690	–	1,884,690
Poland	–	1,291,705	–	1,291,705
Singapore	–	1,437,644	–	1,437,644
South Korea	–	1,672,751	–	1,672,751
Spain	–	1,008,206	–	1,008,206
Sweden	–	1,411,030	–	1,411,030
Switzerland	–	5,296,162	–	5,296,162
Turkey	–	2,307,438	–	2,307,438
United Kingdom	–	7,765,772	–	7,765,772
Total Common Stock	14,450,207	90,242,165	–	104,692,372
Total Investments in Securities	$14,450,207	$90,242,165	$–	$104,692,372

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-1200